UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fuller & Thaler Behavioral Small-Cap Equity Fund

Fuller & Thaler Behavioral Small-Cap Growth Fund

Fuller & Thaler Behavioral Mid-Cap Value Fund

Fuller & Thaler Behavioral Unconstrained Equity Fund

Fuller & Thaler Behavioral Small-Mid Core Equity Fund

Fuller & Thaler Behavioral Micro-Cap Equity Fund

Semi-Annual Report

March 31, 2021

411 Borel Avenue, Suite 300
San Mateo, CA 94402
(888) 912-4562

Investment Results (Unaudited)

Average Annual Total Returns* as of March 31, 2021

					Since	Since
					Inception	Inception
	Six Months	One Year	Three Year	Five Year	(9/8/11)	(12/19/18)
Fuller & Thaler Behavioral Small-Cap Equity Fund
R6 Shares	47.11%	78.99%	14.94%	17.05%	16.33%
Institutional Shares	47.07%	78.83%	14.83%	16.93%	16.19%
Investor Shares	46.82%	78.34%	14.50%	16.66%	15.94%
A Shares
Without Load	46.83%	78.18%				26.57%
With Load	38.37%	67.90%				23.33%
C Shares
Without Load	46.48%	77.39%				25.81%
With Load	45.48%	77.39%				25.81%
Russell 2000® Index(a)	48.06%	94.85%	14.76%	16.35%	14.49%	26.14%

		R6 Shares	Institutional Shares	Investor Shares	A Shares	C Shares
Expense Ratios(b)		0.70%	0.80%	1.09%	1.14%	1.70%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”) distributions or the redemption of Small-Cap Equity Fund shares. Current performance of the Small-Cap Equity Fund may be lower or higher than the performance quoted. The Small-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Prior to October 26, 2015, the performance reflected represents that of a series of Allianz Funds Multi-Strategy Trust for which Fuller & Thaler Asset Management, Inc. (the “Adviser”) served as the sole sub-adviser (“the Predecessor Fund”) (see Note 1). Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Index (“Russell 2000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Equity Fund’s portfolio. The Russell 2000 measures the performance of the small-cap segment of the U.S. equity universe and is a subset of the Russell 3000® Index. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Cap Equity Fund’s most recent prospectus dated January 31, 2021. The Adviser has contractually agreed to waive its management fee and/or reimburse Small-Cap Equity Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.99% and 0.80% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2022. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Cap Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees

Investment Results (Unaudited) (continued)

and expenses incurred by the Small-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees of the Trust (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Cap Equity Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights.

The Small-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Small-Cap Equity Fund’s prospectus contains this and other important information about the Small-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2021

				Since	Since
				Inception	Inception
	Six Months	One Year	Three Year	(12/21/17)	(12/19/18)
Fuller & Thaler Behavioral Small-Cap Growth Fund
R6 Shares	38.30%	114.03%	23.93%	22.52%
Institutional Shares	38.24%	113.95%	23.85%	22.43%
Investor Shares	38.05%	113.31%	23.52%	22.11%
A Shares
Without Load	38.02%	113.15%			34.36%
With Load	30.07%	100.89%			30.90%
C Shares
Without Load	37.68%	112.29%			33.73%
With Load	36.68%	112.29%			33.73%
Russell 2000® Growth Index(a)	35.92%	90.20%	17.16%	16.25%	30.13%

	Expense Ratios(b)
		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Gross	1.63%	1.71%	1.98%	1.91%	2.62%
With Applicable Waivers	0.90%	0.99%	1.25%	1.30%	1.80%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) distributions or the redemption of Small-Cap Growth Fund shares. Current performance of the Small-Cap Growth Fund may be lower or higher than the performance quoted. The Small-Cap Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Growth Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Growth Index (“Russell 2000 Growth”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Growth Fund’s portfolio. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Cap Growth Fund’s most recent prospectus dated January 31, 2021. The Adviser has contractually agreed to waive its management fee and/or reimburse Small-Cap Growth Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80% 1.25%, 0.99%, and 0.90% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2022. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Cap Growth Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Growth Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Cap Growth Fund in any fiscal year. During any fiscal year that the

Investment Results (Unaudited) (continued)

Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Cap Growth Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights.

The Small-Cap Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Cap Growth Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2021

				Since
				Inception
	Six Months	One Year	Three Year	(12/21/17)
Fuller & Thaler Behavioral Mid-Cap Value Fund
R6 Shares	45.82%	82.15%	13.38%	11.14%
Institutional Shares	45.78%	82.03%	13.26%	11.05%
Investor Shares	45.55%	81.58%	12.97%	10.74%
Russell Midcap® Value Index(a)	36.15%	73.76%	10.70%	9.01%

		Expense Ratios(b)
			Institutional	Investor
		R6 Shares	Shares	Shares
Gross		1.39%	1.49%	1.76%
With Applicable Waivers		0.80%	0.90%	1.15%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”) distributions or the redemption of Mid-Cap Value Fund shares. Current performance of the Mid-Cap Value Fund may be lower or higher than the performance quoted. The Mid-Cap Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Mid-Cap Value Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Midcap® Value Index (“Russell Midcap Value”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Mid-Cap Value Fund’s portfolio. The Russell Midcap Value measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Mid-Cap Value Fund’s most recent prospectus dated January 31, 2021. The Adviser has contractually agreed to waive its management fee and/or reimburse Mid-Cap Value Fund expenses so that total annual operating expenses do not exceed 1.15%, 0.90%, and 0.80% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2022. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Mid-Cap Value Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Value Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Mid-Cap Value Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the

Investment Results (Unaudited) (continued)

Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Mid-Cap Value Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights.

The Mid-Cap Value Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Mid-Cap Value Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Mid-Cap Value Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2021

			Since
			Inception
	Six Months	One Year	(12/26/18)
Fuller & Thaler Behavioral Unconstrained Equity Fund
R6 Shares	33.46%	79.10%	31.22%
Institutional Shares	33.42%	78.95%	31.09%
Russell 3000® Index(a)	21.96%	62.53%	26.85%

	Expense Ratios(b)
		Institutional
	R6 Shares	Shares
Gross	1.67%	1.77%
With Applicable Waivers	0.90%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”) distributions or the redemption of Unconstrained Equity Fund shares. Current performance of the Unconstrained Equity Fund may be lower or higher than the performance quoted. The Unconstrained Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Unconstrained Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 3000® Index (“Russell 3000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Unconstrained Equity Fund’s portfolio. The Russell 3000 represents the performance of the 3000 largest U.S. publicly traded companies as measured by market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Unconstrained Equity Fund’s most recent prospectus dated January 31, 2021. The Adviser has contractually agreed to waive its management fee and/or reimburse Unconstrained Equity Fund expenses so that total annual operating expenses do not exceed 0.99% and 0.90% for Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2022. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Unconstrained Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Unconstrained Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Unconstrained Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at

Investment Results (Unaudited) (continued)

any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Unconstrained Equity Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights.

The Unconstrained Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Unconstrained Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Unconstrained Equity Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2021

			Since
			Inception
	Six Months	One Year	(12/26/18)
Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Institutional Shares	50.47%	102.37%	30.14%
Russell 2500® Index(a)	41.33%	89.40%	27.37%

	Expense
	Ratios(b)
	Institutional
	Shares
Gross	4.09%
With Applicable Waivers	0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) distributions or the redemption of Small-Mid Core Equity Fund shares. Current performance of the Small-Mid Core Equity Fund may be lower or higher than the performance quoted. The Small-Mid Core Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Mid Core Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2500® Index (“Russell 2500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Mid Core Equity Fund’s portfolio. The Russell 2500 measures the performance of those Russell 2500 companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Mid Core Equity Fund’s most recent prospectus dated January 31, 2021. The Adviser has contractually agreed to waive its management fee and/or reimburse Small-Mid Core Equity Fund expenses so that total annual operating expenses do not exceed 0.95% of the Small-Mid Core Equity Fund’s Institutional Shares average daily net assets through January 31, 2022. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Mid Core Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Mid Core Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Mid Core Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at

Investment Results (Unaudited) (continued)

any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Mid Core Equity Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights.

The Small-Mid Core Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Mid Core Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Mid Core Equity Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2021

			Since
			Inception
	Six Months	One Year	(12/28/18)
Fuller & Thaler Behavioral Micro-Cap Equity Fund
Institutional Shares	92.17%	171.75%	29.64%
Russell Microcap® Index(a)	62.78%	120.34%	31.35%

	Expense
	Ratios(b)
	Institutional
	Shares
Gross	4.28%
With Applicable Waivers	1.45%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) distributions or the redemption of Micro-Cap Equity Fund shares. Current performance of the Micro-Cap Equity Fund may be lower or higher than the performance quoted. The Micro-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Micro-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Microcap® Index (“Russell Microcap”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Micro-Cap Equity Fund’s portfolio. The Russell Microcap measures the performance of the microcap segment of the U.S. equity market. The Russell Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Micro-Cap Equity Fund’s most recent prospectus dated January 31, 2021. The Adviser has contractually agreed to waive its management fee and/or reimburse Micro-Cap Equity Fund expenses so that total annual operating expenses do not exceed 1.45% of the Micro-Cap Equity Fund’s Institutional Shares average daily net assets through January 31, 2022. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Micro-Cap Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Micro-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Micro-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/ reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its

Investment Results (Unaudited) (continued)

expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Micro-Cap Equity Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights.

The Micro-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Micro-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Micro-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

March 31, 2021

Fuller & Thaler Behavioral Small-Cap Equity Fund Sector Holdings as of March 31, 2021.*

Fuller & Thaler Behavioral Small-Cap Growth Fund Sector Holdings as of March 31, 2021.*

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

March 31, 2021

Fuller & Thaler Behavioral Mid-Cap Value Fund Sector Holdings as of March 31, 2021.*

Fuller & Thaler Behavioral Unconstrained Equity Fund Sector Holdings as of March 31, 2021. *

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

March 31, 2021

Fuller & Thaler Behavioral Small-Mid Core Equity Fund Sector Holdings as of March 31, 2021.*

Fuller & Thaler Behavioral Micro-Cap Equity Fund Sector Holdings as of March 31, 2021.*

*	As a percentage of net assets.

Availability of Portfolio Schedules (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.78%

Apparel & Textile Products — 0.72%
Deckers Outdoor Corp.(a)	102,288	$33,798,001

Asset Management — 2.09%
Blucora, Inc.(a)	664,019	11,049,276
Federated Hermes, Inc., Class B	2,032,607	63,620,599
Stifel Financial Corp.	369,886	23,694,897
		98,364,772
Banking — 8.78%
BancorpSouth Bank	1,477,046	47,974,454
Bank of Hawaii Corp.	732,321	65,535,406
F.N.B. Corp.	5,697,677	72,360,498
Financial Institutions, Inc.	160,041	4,847,642
First Citizens BancShares, Inc., Class A	100,821	84,263,168
First Commonwealth Financial Corp.	1,214,591	17,453,673
First Financial Corp.	261,133	11,753,596
Fulton Financial Corp.	2,186,607	37,237,917
Lakeland Bancorp, Inc.	356,077	6,206,422
Lakeland Financial Corp.	92,948	6,431,072
TowneBank	170,398	5,180,099
TriState Capital Holdings, Inc.(a)	566,191	13,056,364
Washington Federal, Inc.	1,290,300	39,741,240
		412,041,551
Biotech & Pharmaceuticals — 3.27%
Amphastar Pharmaceuticals, Inc.(a)	372,488	6,823,980
Emergent BioSolutions, Inc.(a)	473,034	43,949,589
Supernus Pharmaceuticals, Inc.(a)	295,848	7,745,301
United Therapeutics Corp.(a)	569,401	95,243,705
		153,762,575
Chemicals — 1.03%
Avient Corp.	425,670	20,121,421
Stepan Co.	73,642	9,360,635
Valvoline, Inc.	725,000	18,900,750
		48,382,806
	Shares	Fair Value
Commercial Support Services — 3.73%
Clean Harbors, Inc.(a)	39,152	$3,291,117
CRA International, Inc.	55,031	4,107,514
Deluxe Corp.	473,463	19,866,507
FTI Consulting, Inc.(a)	454,744	63,714,182
H&R Block, Inc.	3,549,300	77,374,740
Kforce, Inc.	129,133	6,921,529
		175,275,589
Construction Materials — 2.29%
MDU Resources Group, Inc.	3,400,059	107,475,864

Consumer Services — 3.80%
Adtalem Global Education, Inc.(a)	951,947	37,639,984
Perdoceo Education Corp.(a)	2,100,156	25,117,866
Rent-A-Center, Inc.	1,827,128	105,352,201
Stride, Inc.(a)	348,864	10,504,295
		178,614,346
Containers & Packaging — 0.87%
Graphic Packaging Holding Co.	2,253,300	40,919,928

Electric Utilities — 1.18%
Otter Tail Corp.	322,312	14,881,145
Portland General Electric Co.	850,821	40,388,473
		55,269,618
Electrical Equipment — 0.48%
Atkore, Inc.(a)	249,949	17,971,333
Generac Holdings, Inc.(a)	13,878	4,544,351
		22,515,684
Engineering & Construction — 7.52%
Comfort Systems USA, Inc.	423,373	31,655,599
EMCOR Group, Inc.	1,303,856	146,240,489
MasTec, Inc.(a)	1,136,637	106,502,887
Primoris Services Corp.	1,571,038	52,048,489
TopBuild Corp.(a)	80,821	16,926,342
		353,373,806
Food — 0.23%
Simply Good Foods Co. (The)(a)	350,387	10,658,773

Forestry, Paper & Wood Products — 1.27%
Louisiana-Pacific Corp.	1,077,330	59,748,722

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)

Gas & Water Utilities — 1.25%
ONE Gas, Inc.	259,383	$19,949,147
Southwest Gas Corp.	566,304	38,910,747
		58,859,894

Health Care Facilities & Services — 5.47%
Amedisys, Inc.(a)	156,613	41,469,556
Chemed Corp.	24,295	11,171,327
Medpace Holdings, Inc.(a)	378,511	62,094,730
PRA Health Sciences, Inc.(a)	422,007	64,706,333
Select Medical Holdings Corp.(a)	1,979,389	67,497,165
Syneos Health, Inc.(a)	128,777	9,767,735
		256,706,846
Home Construction — 3.38%
KB Home	1,019,531	47,438,777
Masonite International Corp.(a)	454,826	52,414,148
Meritage Homes Corp.(a)	642,700	59,076,985
		158,929,910
Household Products — 0.78%
Helen of Troy Ltd.(a)	174,222	36,701,607

Industrial Support Services — 0.90%
Applied Industrial Technologies, Inc.	465,321	42,423,316

Institutional Financial Services — 1.42%
Evercore, Inc., Class A	125,700	16,559,718
Jefferies Financial Group, Inc.	1,665,947	50,145,005
		66,704,723
Insurance — 5.33%
Hanover Insurance
Group, Inc.	535,528	69,329,455
James River Group Holdings Ltd.	144,115	6,574,526
Kemper Corp.	1,393,435	111,084,638
Primerica, Inc.	430,008	63,563,783
		250,552,402
Leisure Facilities & Services — 0.31%
Extended Stay America, Inc.	730,380	14,425,005
	Shares	Fair Value
Leisure Products — 0.15%
Johnson Outdoors, Inc., Class A	49,955	$7,131,076

Machinery — 1.09%
Regal Beloit Corp.	357,626	51,026,078

Medical Equipment & Devices — 4.83%
Bruker Corp.	1,699,079	109,216,798
Integer Holdings Corp.(a)	639,420	58,890,582
Integra LifeSciences Holdings Corp.(a)	267,219	18,462,161
Meridian Bioscience, Inc.(a)	1,535,123	40,296,979
		226,866,520
Oil & Gas Producers — 1.09%
Murphy USA, Inc.	354,982	51,316,198

Publishing & Broadcasting — 0.96%
Nexstar Media Group, Inc., Class A	320,800	45,049,944

Real Estate — 2.56%
Apple Hospitality REIT, Inc.	2,430,237	35,408,553
City Office, Inc.	2,035,445	21,616,426
Columbia Property Trust, Inc.	201,343	3,442,965
Industrial Logistics Properties Trust	572,376	13,239,057
Office Properties Income Trust	469,109	12,909,880
Piedmont Office Realty Trust, Inc., Class A	1,937,633	33,656,685
		120,273,566
Real Estate Services — 0.05%
RMR Group, Inc. (The), Class A	60,515	2,469,617

Retail - Discretionary — 4.19%
Builders FirstSource, Inc.(a)	1,879,854	87,168,829
MarineMax, Inc.(a)	363,996	17,966,843
Qurate Retail Group, Inc. QV Group, Series A	226,721	2,666,239
Sleep Number Corp.(a)	480,516	68,949,241
Zumiez, Inc.(a)	463,312	19,876,085
		196,627,237

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)

Semiconductors — 2.66%
Amkor Technology, Inc.	4,696,972	$111,365,206
FormFactor, Inc.(a)	306,144	13,810,156
		125,175,362
Software — 5.67%
Concentrix Corp.(a)	546,820	81,869,890
j2 Global, Inc.(a)	1,164,421	139,567,501
Progress Software Corp.	1,015,678	44,750,773
		266,188,164

Specialty Finance — 0.64%
Federal Agricultural Mortgage Corp., Class (continued)(C	35,652	3,590,869
Stewart Information Services Corp.	505,579	26,305,276
		29,896,145
Steel — 1.71%
Commercial Metals Co.	2,600,350	80,194,794

Technology Hardware — 8.77%
Avnet, Inc.	1,455,887	60,433,869
Jabil, Inc.	3,421,438	178,462,207
NETGEAR, Inc.(a)	763,779	31,391,317
Sanmina Corporation(a)	1,903,551	78,768,940
SYNNEX Corp.	546,820	62,796,809
		411,853,142
Technology Services — 4.31%
CSG Systems International, Inc.	1,100,204	49,388,158
EVERTEC, Inc.	347,430	12,931,345
Insight Enterprises, Inc.(a)	179,626	17,139,913
ManTech International Corp., Class A	693,119	60,266,696
Perspecta, Inc.	232,570	6,756,159
Science Applications International Corp.	419,197	35,040,677
TTEC Holdings, Inc.	209,905	21,084,957
		202,607,905
	Shares	Fair Value
Transportation & Logistics — 2.08%
Costamare, Inc.	782,924	$7,531,729
Hub Group, Inc., Class A(a)	250,300	16,840,184
Landstar System, Inc.	443,675	73,232,995
		97,604,908
Wholesale - Consumer Staples — 0.92%
Core-Mark Holding Co., Inc.	1,120,178	43,339,686

Total Common Stocks
(Cost $3,231,043,500)		4,593,126,080

MONEY MARKET FUNDS — 1.63%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	76,525,453	76,525,453

Total Money Market Funds
(Cost $76,525,453)		76,525,453

Total Investments — 99.41%
(Cost $3,307,568,953)		4,669,651,533
Other Assets in Excess of Liabilities — 0.59%		27,944,409
NET ASSETS — 100.00%		$4,697,595,942

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.74%

Advertising & Marketing — 2.02%
Quotient Technology, Inc.(a)	115,750	$1,891,355

Apparel & Textile Products — 4.06%
Crocs, Inc.(a)	24,600	1,979,070
Kontoor Brands, Inc.	37,400	1,815,022
		3,794,092
Biotech & Pharmaceuticals — 4.27%
Guardant Health, Inc.(a)	12,445	1,899,729
Halozyme Therapeutics, Inc.(a)	50,225	2,093,881
		3,993,610
Construction Materials — 2.04%
Advanced Drainage Systems, Inc.	18,400	1,902,376

E-Commerce Discretionary — 1.89%
Etsy, Inc.(a)	8,780	1,770,663

Electrical Equipment — 2.04%
Acuity Brands, Inc.	11,600	1,914,000

Entertainment Content — 0.88%
fuboTV, Inc.(a)	37,100	820,652

Food — 5.01%
Darling Ingredients, Inc.(a)	37,175	2,735,337
Hain Celestial Group, Inc. (The)(a)	44,600	1,944,560
		4,679,897
Home & Office Products — 1.94%
iRobot Corp.(a)	14,800	1,808,264

Home Construction — 1.60%
Century Communities, Inc.(a)	24,800	1,495,936

Household Products — 1.35%
Helen of Troy Ltd.(a)	6,000	1,263,960
	Shares	Fair Value
Internet Media & Services — 3.26%
Stamps.com, Inc.(a)	6,100	$1,217,011
Upwork, Inc.(a)	40,736	1,823,751
		3,040,762
Leisure Facilities & Services — 6.02%
Bally’s Corp.(a)	27,875	1,811,317
Jack in the Box, Inc.	14,475	1,589,066
Red Rock Resorts, Inc., Class A	68,100	2,219,378
		5,619,761
Leisure Products — 3.11%
Axon Enterprise, Inc.(a)	11,765	1,675,571
Camping World Holdings, Inc., Class A	33,800	1,229,644
		2,905,215
Life Sciences Tools & Services — 1.80%
Repligen Corp.(a)	8,650	1,681,647

Machinery — 1.12%
Hydrofarm Holdings Group, Inc.(a)	17,292	1,043,053

Medical Equipment & Devices — 10.35%
Envista Holdings Corp.(a)	49,300	2,011,440
Inari Medical, Inc.(a)	12,000	1,284,000
Merit Medical Systems, Inc.(a)	27,900	1,670,652
Natera, Inc.(a)	23,015	2,336,942
Nevro Corp.(a)	9,290	1,295,955
Tandem Diabetes Care, Inc.(a)	12,150	1,072,238
		9,671,227
Publishing & Broadcasting — 1.37%
Meredith Corp.	42,969	1,279,617

Real Estate Services — 1.41%
Newmark Group, Inc., Class A	131,519	1,315,848

Retail - Discretionary — 4.38%
American Eagle Outfitters, Inc.	75,700	2,213,468
RH(a)	3,155	1,882,273
		4,095,741

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)

Semiconductors — 9.47%
Ambarella, Inc.(a)	15,600	$1,566,084
Brooks Automation, Inc.	20,900	1,706,485
MaxLinear, Inc.(a)	35,613	1,213,691
Synaptics, Inc.(a)	16,100	2,180,262
Ultra Clean Holdings, Inc.(a)	37,600	2,182,304
		8,848,826
Software — 15.19%
Cerence, Inc.(a)	19,700	1,764,726
Evolent Health, Inc., Class A(a)	96,625	1,951,825
FireEye, Inc.(a)	76,775	1,502,487
Five9, Inc.(a)	8,825	1,379,612
j2 Global, Inc.(a)	15,800	1,893,788
Omnicell, Inc.(a)	14,900	1,935,063
Sailpoint Technologies Holdings, Inc.(a)	39,675	2,009,141
Workiva, Inc., Class A(a)	19,874	1,754,079
		14,190,721
	Shares	Fair Value
Technology Hardware — 7.73%
Digital Turbine, Inc.(a)	37,180	$2,987,784
NETGEAR, Inc.(a)	32,150	1,321,365
Super Micro Computer, Inc.(a)	47,711	1,863,592
Vocera Communications, Inc.(a)	27,325	1,050,920
		7,223,661
Technology Services — 1.38%
Green Dot Corp., Class A(a)	28,250	1,293,568

Transportation & Logistics — 2.05%
Atlas Air Worldwide Holdings, Inc.(a)	31,650	1,912,926

Total Common Stocks/Investments — 95.74%
(Cost $66,497,493)		89,457,378
Other Assets in Excess of Liabilities — 4.26%		3,981,947
NET ASSETS — 100.00%		$93,439,325

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.73%

Aerospace & Defense — 2.33%
Howmet Aerospace, Inc. (a)	56,165	$1,804,581

Banking — 15.78%
CIT Group, Inc.	24,060	1,239,331
Commerce Bancshares, Inc.	15,073	1,154,743
East West Bancorp, Inc.	17,410	1,284,858
First Horizon National Corp.	116,915	1,977,032
KeyCorp	108,140	2,160,636
M&T Bank Corp.	6,955	1,054,448
TCF Financial Corp.	37,177	1,727,243
Wells Fargo & Co.	41,730	1,630,391
		12,228,682
Chemicals — 4.67%
Celanese Corp.	8,960	1,342,298
Sherwin-Williams Co. (The)	1,218	898,896
WR Grace & Co.	23,000	1,376,780
		3,617,974
Commercial Support Services — 6.45%
Aramark	56,410	2,131,170
Brink’s Co. (The)	22,910	1,815,159
Republic Services, Inc.	10,585	1,051,620
		4,997,949
Containers & Packaging — 10.65%
Berry Plastics Group, Inc.(a)	43,770	2,687,478
Crown Holdings, Inc.	16,395	1,590,971
Graphic Packaging Holding Co.	96,905	1,759,795
WestRock Co.	42,485	2,211,344
		8,249,588
Electric Utilities — 5.14%
Alliant Energy Corp.	12,150	658,044
CenterPoint Energy, Inc.	69,400	1,571,910
CMS Energy Corp.	8,450	517,309
Edison International	9,060	530,916
Pinnacle West Capital Corp.	8,660	704,491
		3,982,670
	Shares	Fair Value
Electrical Equipment — 3.79%
AMETEK, Inc.	7,545	$963,723
Johnson Controls International PLC	23,325	1,391,803
Roper Technologies, Inc.	1,435	578,793
		2,934,319
Food — 1.62%
Ingredion, Inc.	8,845	795,343
J.M. Smucker Co. (The)	3,610	456,773
		1,252,116
Gas & Water Utilities — 0.98%
Atmos Energy Corp.	7,700	761,145

Health Care Facilities & Services — 3.18%
Centene Corp.(a)	8,840	564,964
Henry Schein, Inc.(a)	10,010	693,092
Laboratory Corp. of America Holdings(a)	4,730	1,206,293
		2,464,349
Home & Office Products — 1.85%
Newell Brands, Inc.	53,436	1,431,016

Home Construction — 1.48%
Mohawk Industries, Inc.(a)	5,955	1,145,206

Industrial Support Services — 1.36%
AMERCO	1,715	1,050,609

Insurance — 4.88%
Assured Guaranty Ltd.	14,275	603,547
Everest Re Group Ltd.	3,895	965,220
Globe Life, Inc.	6,895	666,264
Markel Corp.(a)	1,355	1,544,185
		3,779,216
Leisure Facilities & Services — 0.83%
Live Nation Entertainment, Inc.(a)	7,595	642,917

Machinery — 2.19%
Donaldson Co., Inc.	12,775	742,994
Snap-on, Inc.	4,150	957,571
		1,700,565

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)

Metals & Mining — 0.33%
Arconic Corp.(a)	10,167	$258,140

Oil & Gas Producers — 3.11%
Cheniere Energy, Inc.(a)	12,125	873,122
Continental Resources, Inc.	29,545	764,329
Pioneer Natural Resources Co.	4,840	768,689
		2,406,140
Oil & Gas Services & Equipment — 0.99%
Patterson-UTI Energy, Inc.	108,080	770,610

Real Estate — 7.33%
American Tower
Corp., Class A	5,450	1,302,877
Brixmor Property Group, Inc.	76,400	1,545,572
Public Storage	3,040	750,150
Retail Properties of America, Inc., Class A	40,850	428,108
Simon Property Group, Inc.	7,510	854,413
WP Carey, Inc.	11,225	794,281
		5,675,401
Retail - Consumer Staples — 2.58%
Dollar General Corp.	3,905	791,231
Dollar Tree, Inc.(a)	10,590	1,212,131
		2,003,362
Retail - Discretionary — 4.61%
Advance Auto Parts, Inc.	3,290	603,682
CarMax, Inc.(a)	10,820	1,435,381
O’Reilly Automotive, Inc.(a)	3,030	1,536,968
		3,576,031
	Shares	Fair Value
Software — 0.75%
Verint Systems, Inc.(a)	12,775	$581,135

Specialty Finance — 2.41%
Synchrony Financial	45,910	1,866,701

Technology Hardware — 2.52%
CommScope Holding Co., Inc.(a)	54,970	844,339
NCR Corp.(a)	29,275	1,110,986
		1,955,325
Technology Services — 3.23%
Amdocs Ltd.	13,790	967,369
Nielsen Holdings PLC	20,450	514,318
Verisk Analytics, Inc.	5,750	1,015,967
		2,497,654
Transportation & Logistics — 2.69%
Kansas City Southern	7,910	2,087,607

Total Common Stocks/Investments — 97.73%
(Cost $59,282,946)		75,721,008
Other Assets in Excess of Liabilities — 2.27%		1,755,864
NET ASSETS — 100.00%		$77,476,872

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.51%

Automotive — 2.59%
Cooper-Standard Holding, Inc.(a)	49,645	$1,803,106

Biotech & Pharmaceuticals — 6.75%
Amgen, Inc.	9,325	2,320,153
Exelixis, Inc.(a)	105,290	2,378,502
		4,698,655
Chemicals — 3.88%
Ecolab, Inc.	12,606	2,698,566

Commercial Support Services — 5.42%
Cintas Corp.	11,050	3,771,476

E-Commerce Discretionary — 5.68%
eBay, Inc.	64,585	3,955,185

Electrical Equipment — 7.53%
Generac Holdings, Inc.(a)	15,995	5,237,562

Internet Media & Services — 2.37%
VeriSign, Inc.(a)	8,310	1,651,696

Leisure Facilities & Services — 4.30%
Yum China Holdings, Inc.	50,565	2,993,954

Machinery — 4.82%
Parker-Hannifin Corp.	10,650	3,359,330

Medical Equipment & Devices — 4.14%
Waters Corp.(a)	10,155	2,885,746

Publishing & Broadcasting — 4.40%
Liberty Media Corp.-Liberty Sirius XM, Class C(a)	69,496	3,065,468
	Shares	Fair Value
Retail - Discretionary — 8.25%
O’Reilly Automotive, Inc.(a)	5,040	$2,556,540
Ross Stores, Inc.	26,585	3,187,808
		5,744,348
Semiconductors — 14.44%
CMC Materials, Inc.	15,490	2,738,477
Lam Research Corp.	7,000	4,166,680
Teradyne, Inc.	25,870	3,147,862
		10,053,019
Software — 4.99%
Fortinet, Inc.(a)	18,840	3,474,473

Specialty Finance — 4.77%
Synchrony Financial	81,760	3,324,362

Technology Hardware — 5.35%
Zebra Technologies Corp., Class A(a)	7,680	3,726,182

Transportation & Logistics — 4.46%
Union Pacific Corp.	14,095	3,106,679

Transportation Equipment — 3.37%
Allison Transmission Holdings, Inc.	57,510	2,348,133

Total Common Stocks/Investments — 97.51%
(Cost $49,106,427)		67,897,940
Other Assets in Excess of Liabilities — 2.49%		1,735,317
NET ASSETS — 100.00%		$69,633,257

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.25%

Apparel & Textile Products — 1.74%
Carter’s, Inc.	550	$48,912
PVH Corp.	340	35,938
		84,850
Automotive — 1.88%
Cooper-Standard Holding, Inc.(a)	2,525	91,708

Banking — 11.35%
First Citizens BancShares, Inc., Class A	110	91,935
Live Oak Bancshares, Inc.	2,675	183,211
PacWest BanCorp	1,740	66,381
Sterling Bancorp	4,190	96,454
Western Alliance Bancorp	1,225	115,689
		553,670
Biotech & Pharmaceuticals — 1.66%
Exelixis, Inc.(a)	3,595	81,211

Cable & Satellite — 0.70%
Liberty Latin America Ltd., Class C(a)	2,645	34,332

Chemicals — 4.71%
Huntsman Corp.	3,510	101,194
NewMarket Corp.	140	53,222
Orion Engineered Carbons SA	3,820	75,330
		229,746
Electrical Equipment — 6.29%
Advanced Energy Industries, Inc.	1,000	109,170
Generac Holdings, Inc.(a)	605	198,107
		307,277
Entertainment Content — 1.78%
Sciplay Corp.(a)	5,345	86,482

Food — 2.03%
Lancaster Colony Corp.	565	99,078
	Shares	Fair Value
Gas & Water Utilities — 1.27%
UGI Corp.	1,510	61,925

Health Care Facilities & Services — 3.32%
Amedisys, Inc.(a)	310	$82,085
Universal Health Services, Inc., Class B	600	80,034
		162,119
Home & Office Products — 1.46%
Tupperware Brands Corp.(a)	2,700	71,307

Home Construction — 1.96%
PulteGroup, Inc.	1,820	95,441

Insurance — 4.85%
Brown & Brown, Inc.	1,040	47,538
Mercury General Corp.	1,045	63,547
Old Republic International Corp.	2,510	54,818
Voya Financial, Inc.	1,115	70,960
		236,863
Leisure Facilities & Services — 4.49%
Carnival Corp.	1,465	38,881
Darden Restaurants, Inc.	480	68,160
Ruth’s Hospitality Group, Inc.	3,170	78,710
Yum China Holdings, Inc.	570	33,750
		219,501
Machinery — 4.66%
Altra Industrial
Motion Corp.	1,040	57,533
Hillenbrand, Inc.	1,995	95,181
Oshkosh Corp.	630	74,756
		227,470
Medical Equipment & Devices — 5.08%
Dentsply Sirona, Inc.	1,385	88,377
Quidel Corp.(a)	500	63,965
Waters Corp.(a)	335	95,197
		247,539
Oil & Gas Producers — 1.68%
Devon Energy Corp.	3,744	81,806

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)

Real Estate — 6.60%
American Assets Trust, Inc.	1,435	$46,551
Gaming and Leisure Properties, Inc.	2,824	119,822
SITE Centers Corp.	3,120	42,307
STORE Capital Corp.	3,385	113,398
		322,078
Retail - Discretionary — 1.58%
Advance Auto Parts, Inc.	420	77,066

Semiconductors — 8.40%
CMC Materials, Inc.	705	124,637
Entegris, Inc.	1,050	117,390
Power Integrations, Inc.	1,250	101,850
Teradyne, Inc.	545	66,316
		410,193
Software — 4.15%
Concentrix Corp.(a)	600	89,832
Fortinet, Inc.(a)	260	47,949
Verra Mobility Corp.(a)	4,770	64,562
		202,343
Specialty Finance — 1.12%
Synchrony Financial	1,340	54,484

Steel — 1.58%
Steel Dynamics, Inc.	1,520	77,155
	Shares	Fair Value
Technology Hardware — 3.71%
F5 Networks, Inc.(a)	340	$70,931
SYNNEX Corp.	600	68,904
Zebra Technologies Corp., Class A(a)	85	41,240
		181,075
Technology Services — 0.89%
Leidos Holdings, Inc.	450	43,326

Transportation & Logistics — 3.29%
Alaska Air Group, Inc.	850	58,829
Kansas City Southern	385	101,609
		160,438
Transportation Equipment — 2.02%
Allison Transmission Holdings, Inc.	2,410	98,400

Total Common Stocks/Investments — 94.25%
(Cost $3,060,948)		4,598,883
Other Assets in Excess of Liabilities — 5.75%		280,652
NET ASSETS — 100.00%		$4,879,535

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.23%

Advertising & Marketing — 3.13%
Magnite, Inc.(a)	9,500	$395,295

Aerospace & Defense — 1.70%
Triumph Group, Inc.	11,700	215,046

Apparel & Textile Products — 0.87%
Fossil Group, Inc.(a)	8,825	109,430

Asset Management — 4.91%
B. Riley Financial, Inc.	7,341	413,886
WisdomTree Investments, Inc.	33,105	206,906
		620,792
Automotive — 1.25%
Modine Manufacturing Co.(a)	10,700	158,039

Biotech & Pharmaceuticals — 1.74%
DermTech, Inc.(a)	4,319	219,362

Commercial Support Services — 1.66%
R.R. Donnelley & Sons Company	51,575	209,395

Containers & Packaging — 1.53%
Myers Industries, Inc.	9,800	193,648

Electrical Equipment — 1.90%
Babcock & Wilcox Enterprises, Inc.(a)	25,300	239,591

Food — 1.42%
Landec Corp.(a)	10,138	107,462
Limoneira Co.(a)	4,075	71,313
		178,775
Forestry, Paper & Wood Products — 2.01%
Verso Corp., Class A	17,439	254,435

Health Care Facilities & Svcs — 2.91%
Owens & Minor, Inc.	9,785	367,818
	Shares	Fair Value
Home Construction — 5.81%
Caesarstone Ltd.	11,246	$154,408
Cornerstone Building Brands, Inc.(a)	14,826	208,009
Hovnanian Enterprises, Inc.(a)	3,520	372,204
		734,621
Internet Media & Services — 5.21%
Cars.com, Inc.(a)	11,509	149,157
Groupon, Inc.(a)	3,920	198,136
HyreCar, Inc.(a)	11,350	111,230
LiveXLive Media, Inc.(a)	45,930	199,336
		657,859
Leisure Facilities & Services — 6.47%
Carrols Restaurant
Group, Inc.(a)	17,235	103,151
Century Casinos, Inc.(a)	17,900	183,833
Del Taco Restaurants, Inc.(a)	11,287	108,129
Drive Shack, Inc.(a)	44,947	144,280
Fiesta Restaurant Group, Inc.(a)	10,605	133,517
Monarch Casino & Resort, Inc.(a)	2,375	143,973
		816,883
Medical Equipment & Devices — 1.40%
Alphatec Holdings, Inc.(a)	11,225	177,243

Oil & Gas Producers — 3.76%
Matador Resources Co.	20,260	475,097

Oil & Gas Services & Equipment — 2.57%
Newpark Resources, Inc.(a)	45,800	143,812
NexTier Oilfield Solutions, Inc.(a)	48,700	181,164
		324,976
Publishing & Broadcasting — 0.90%
Townsquare Media, Inc., Class A(a)	10,635	114,114

Renewable Energy — 1.63%
Green Plains, Inc.(a)	7,600	205,732

Retail - Consumer Staples — 1.48%
Natural Grocers by Vitamin Cottage, Inc.	10,632	186,592

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)

Retail - Discretionary — 12.78%
Barnes & Noble Education, Inc.(a)	28,800	$234,432
Big 5 Sporting Goods Corp.	13,940	218,858
Boot Barn Holdings, Inc.(a)	3,179	198,083
Freshpet, Inc.(a)	1,152	182,949
GrowGeneration Corp.(a)	5,350	265,841
Kirkland’s, Inc.(a)	7,775	218,478
MarineMax, Inc.(a)	3,119	153,954
Party City Holdco, Inc.(a)	24,425	141,665
		1,614,260
Semiconductors — 2.95%
AXT, Inc.(a)	13,150	153,329
NeoPhotonics Corp.(a)	18,369	219,510
		372,839
Software — 4.05%
Brightcove, Inc.(a)	7,550	151,906
Donnelley Financial Solutions, Inc.(a)	9,238	257,093
RealNetworks, Inc.(a)	24,121	102,514
		511,513
Specialty Finance — 2.54%
CURO Group
Holdings Corp.(a)	12,415	181,135
Regional Management Corp.(a)	4,041	140,061
		321,196
Steel — 1.80%
TimkenSteel Corp.(a)	19,400	227,950

Technology Hardware — 9.05%
A10 Networks, Inc.(a)	16,870	162,121
Arlo Technologies, Inc.(a)	26,661	167,431
Diebold, Inc.(a)	13,156	185,893
Plantronics, Inc.	4,575	178,013
PlayAGS, Inc.(a)	20,600	166,448
Turtle Beach Corp.(a)	5,725	152,686
Voxx International Corp.(a)	6,875	131,038
		1,143,630
	Shares	Fair Value
Technology Services — 1.33%
MoneyGram International, Inc.(a)	25,545	$167,831

Telecommunications — 1.55%
HC2 Holdings, Inc.(a)	49,750	196,015

Transportation & Logistics — 1.65%
Mesa Air Group, Inc.(a)	15,525	208,811

Transportation Equipment — 3.42%
REV Group, Inc.	10,321	197,750
Shyft Group, Inc. (The)	6,283	233,728
		431,478
Wholesale - Consumer Staples — 1.33%
Andersons, Inc. (The)	6,115	167,429

Wholesale - Discretionary — 1.52%
Veritiv Corp.(a)	4,520	192,281

Total Common Stocks/Investments — 98.23%
(Cost $7,704,323)		12,409,976
Other Assets in Excess of Liabilities — 1.77%		223,778
NET ASSETS — 100.00%		$12,633,754

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Assets and Liabilities
March 31, 2021 (Unaudited)

	Fuller & Thaler	Fuller & Thaler	Fuller & Thaler
	Behavioral	Behavioral	Behavioral
	Small-Cap	Small-Cap	Mid-Cap
	Equity Fund	Growth Fund	Value Fund
Assets
Investments in securities at fair value (cost $3,307,568,953, $66,497,493 and $59,282,946)	$4,669,651,533	$89,457,378	$75,721,008
Cash and cash equivalents	35,050,052	5,402,566	1,727,955
Receivable for fund shares sold	20,514,765	52,233	3,510
Receivable for investments sold	—	1,541,946	—
Dividends and interest receivable	3,388,902	54	74,677
Prepaid expenses	152,996	47,434	16,411
Total Assets	4,728,758,248	96,501,611	77,543,561
Liabilities
Payable for investments purchased	17,416,453	2,922,092	—
Payable for fund shares redeemed	10,833,278	56,089	11,882
Payable to Adviser	2,316,741	56,680	40,163
Accrued 12b-1 fees	91,613	1,970	423
Accrued administrative services fees	291,544	12,755	1,170
Payable to Administrator	99,044	2,464	2,134
Payable to auditors	8,103	8,103	8,103
Payable to trustees	181	181	181
Other accrued expenses	105,349	1,952	2,633
Total Liabilities	31,162,306	3,062,286	66,689
Net Assets	$4,697,595,942	$93,439,325	$77,476,872
Net Assets consist of:
Paid-in capital	3,243,251,938	60,208,680	61,584,659
Accumulated earnings	1,454,344,004	33,230,645	15,892,213
Net Assets	$4,697,595,942	$93,439,325	$77,476,872
R6 Shares:
Net Assets	$1,171,075,088	$5,258,715	$60,803,036
Shares outstanding (unlimited number of shares authorized, no par value)	32,284,175	135,223	2,205,917
Net asset value, offering and redemption price per share	$36.27	$38.89	$27.56
Institutional Shares:
Net Assets	$3,291,630,625	$84,595,441	$14,927,612
Shares outstanding (unlimited number of shares authorized, no par value)	91,482,094	2,181,069	541,908
Net asset value, offering and redemption price per share	$35.98	$38.79	$27.55
Investor Shares:
Net Assets	$221,557,583	$2,731,880	$1,746,224
Shares outstanding (unlimited number of shares authorized, no par value)	6,193,096	71,036	63,574
Net asset value, offering and redemption price per share	$35.77	$38.46	$27.47

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2021 (Unaudited)

	Fuller & Thaler	Fuller & Thaler	Fuller & Thaler
	Behavioral	Behavioral	Behavioral
	Small-Cap	Small-Cap	Mid-Cap
	Equity Fund	Growth Fund	Value Fund
A Shares:
Net Assets	$6,291,954	$265,543
Shares outstanding (unlimited number of shares authorized, no par value)	176,226	6,913
Net asset value, offering and redemption price per share	$35.70	$38.41
Maximum offering price per share (Note 1)	$37.88	$40.75
C Shares:
Net Assets	$7,040,692	$587,746
Shares outstanding (unlimited number of shares authorized, no par value)	198,934	15,468
Net asset value, offering and redemption price per share	$35.39	$38.00

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2021 (Unaudited)

	Fuller & Thaler	Fuller & Thaler	Fuller & Thaler
	Behavioral	Behavioral	Behavioral
	Unconstrained	Small-Mid Core	Micro-Cap
	Equity Fund	Equity Fund	Equity Fund
Assets
Investments in securities at fair value (cost $49,106,427, $3,060,948 and $7,704,323)	$67,897,940	$4,598,883	$12,409,976
Cash and cash equivalents	1,769,195	285,229	258,104
Receivable for fund shares sold	250	—	250
Dividends and interest receivable	23,047	3,891	1,074
Receivable from Adviser	—	3,643	—
Prepaid expenses	4,938	2,729	6,445
Total Assets	69,695,370	4,894,375	12,675,849
Liabilities
Payable for investments purchased	—	—	25,123
Payable for fund shares redeemed	1,612	—	—
Payable to Adviser	43,513	—	4,490
Accrued administrative services fees	986	370	881
Payable to Administrator	2,082	1,474	1,478
Payable to auditors	7,380	7,380	7,380
Payable to trustees	181	181	181
Other accrued expenses	6,359	5,435	2,562
Total Liabilities	62,113	14,840	42,095
Net Assets	$69,633,257	$4,879,535	$12,633,754
Net Assets consist of:
Paid-in capital	50,477,999	3,097,170	7,317,614
Accumulated earnings	19,155,258	1,782,365	5,316,140
Net Assets	$69,633,257	$4,879,535	$12,633,754
R6 Shares:
Net Assets	$57,920,630
Shares outstanding (unlimited number of shares authorized, no par value)	1,585,112
Net asset value, offering and redemption price per share	$36.54
Institutional Shares:
Net Assets	$11,712,627	$4,879,535	$12,633,754
Shares outstanding (unlimited number of shares authorized, no par value)	320,856	137,953	370,893
Net asset value, offering and redemption price per share	$36.50	$35.37	$34.06

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Operations
For the six months ended March 31, 2021 (Unaudited)

	Fuller & Thaler	Fuller & Thaler	Fuller & Thaler
	Behavioral	Behavioral	Behavioral
	Small-Cap	Small-Cap	Mid-Cap
	Equity Fund	Growth Fund	Value Fund
Investment Income:
Dividend income	$27,245,442	$85,766	$462,262
Interest income	127	54	27
Total investment income	27,245,569	85,820	462,289
Expenses:
Adviser	11,160,082	339,693	201,438
Administrative Services - Institutional Shares	1,331,551	28,939	6,235
Administration	399,059	8,465	5,613
12b-1 fees - Investor Shares	226,447	2,473	1,781
Fund accounting	132,673	2,814	1,863
Registration	122,569	34,083	14,670
Administrative Services - Investor Shares	121,956	1,506	975
Report printing	88,355	2,400	1,471
Transfer agent	56,644	1,186	740
Custodian	48,001	2,834	1,889
12b-1 fees - C Shares	23,389	1,373	—
Legal	22,624	6,156	6,200
Audit and tax preparation	8,102	8,103	8,103
Trustee	7,681	7,681	7,681
12b-1 fees - A Shares	3,877	259	—
Compliance services	2,992	2,992	2,992
Administrative Services - A Shares	1,917	58	—
Pricing	1,280	443	583
Miscellaneous	46,700	11,679	11,228
Total expenses	13,805,899	463,137	273,462
Fees contractually waived by Adviser	—	(65,416)	(49,377)
Net operating expenses	13,805,899	397,721	224,085
Net investment income (loss)	13,439,670	(311,901)	238,204
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	157,612,921	10,780,125	665,201
Net change in unrealized appreciation of investment securities	1,243,530,305	12,536,110	17,435,807
Net realized and change in unrealized gain on investments	1,401,143,226	23,316,235	18,101,008
Net increase in net assets resulting from operations	$1,414,582,896	$23,004,334	$18,339,212

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Operations (continued)
For the six months ended March 31, 2021 (Unaudited)

	Fuller & Thaler	Fuller & Thaler	Fuller & Thaler
	Behavioral	Behavioral	Behavioral
	Unconstrained	Small-Mid Core	Micro-Cap
	Equity Fund	Equity Fund	Equity Fund
Investment Income:
Dividend income	$272,249	$27,657	$81,750
Interest income	38	3	3
Total investment income	272,287	27,660	81,753
Expenses:
Adviser	258,363	16,287	69,337
Administrative Services - Institutional Shares	4,764	1,714	2,882
Administration	6,626	4,060	4,064
Fund accounting	2,204	1,350	1,352
Registration	3,661	1,756	4,362
Report printing	1,326	935	945
Transfer agent	928	574	568
Custodian	2,181	144	333
Legal	6,585	6,649	6,149
Audit and tax preparation	7,380	7,380	7,380
Trustee	7,681	7,681	7,681
Compliance services	2,992	2,992	2,992
Pricing	332	542	709
Miscellaneous	9,493	8,942	9,719
Total expenses	314,516	61,006	118,473
Fees contractually waived and expenses reimbursed by Adviser	(35,764)	(41,600)	(42,220)
Net operating expenses	278,752	19,406	76,253
Net investment income (loss)	(6,465)	8,254	5,500
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	782,355	328,426	1,462,026
Net realized gain from in-kind redemptions (Note 2)	3,402,782	—	—
Net change in unrealized appreciation of investment securities	13,157,654	1,255,308	4,173,927
Net realized and change in unrealized gain on investments	17,342,791	1,583,734	5,635,953
Net increase in net assets resulting from operations	$17,336,326	$1,591,988	$5,641,453

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets

	Fuller & Thaler Behavioral
	Small-Cap Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$13,439,670	$8,227,544
Net realized gain (loss) on investment securities transactions	157,612,921	(10,105,558)
Net change in unrealized appreciation of investment securities	1,243,530,305	15,052,105
Net increase in net assets resulting from operations	1,414,582,896	13,174,091
Distributions to Shareholders from Earnings:
R6 Shares	(3,536,864)	(1,086,441)
Institutional Shares	(9,119,600)	(7,110,517)
Investor Shares	(196,391)	(165,320)
A Shares	(7,720)	(2,581)
C Shares	—	(982)
Total distributions	(12,860,575)	(8,365,841)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	310,331,504	533,681,322
Reinvestment of distributions	874,989	166,481
Amount paid for shares redeemed	(77,194,485)	(115,329,104)
Total R6 Shares	234,012,008	418,518,699
Institutional Shares:
Proceeds from shares sold	568,022,274	1,123,606,065
Reinvestment of distributions	5,984,737	4,482,435
Amount paid for shares redeemed	(376,094,642)	(659,307,454)
Total Institutional Shares	197,912,369	468,781,046
Investor Shares:
Proceeds from shares sold	53,472,628	85,492,383
Reinvestment of distributions	181,834	154,790
Amount paid for shares redeemed	(39,992,276)	(67,577,994)
Total Investor Shares	13,662,186	18,069,179
A Shares:
Proceeds from shares sold	4,270,286	734,422
Reinvestment of distributions	7,701	2,581
Amount paid for shares redeemed	(148,244)	(307,977)
Total A Shares	4,129,743	429,026
C Shares:
Proceeds from shares sold	2,523,143	2,852,424
Reinvestment of distributions	—	982
Amount paid for shares redeemed	(197,943)	(330,221)
Total C Shares	2,325,200	2,523,185
Net increase in net assets resulting from capital transactions	452,041,506	908,321,135
Total Increase in Net Assets	1,853,763,827	913,129,385

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Small-Cap Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Net Assets
Beginning of period	2,843,832,115	1,930,702,730
End of period	$4,697,595,942	$2,843,832,115
Share Transactions:
R6 Shares:
Shares sold	10,189,322	22,555,164
Shares issued in reinvestment of distributions	29,137	6,165
Shares redeemed	(2,593,121)	(5,180,373)
Total R6 Shares	7,625,338	17,380,956
Institutional Shares:
Shares sold	18,649,977	48,149,525
Shares issued in reinvestment of distributions	200,897	167,236
Shares redeemed	(12,482,880)	(27,540,964)
Total Institutional Shares	6,367,994	20,775,797
Investor Shares:
Shares sold	1,743,855	3,556,557
Shares issued in reinvestment of distributions	6,133	5,804
Shares redeemed	(1,288,932)	(2,808,341)
Total Investor Shares	461,056	754,020
A Shares:
Shares sold	142,350	30,191
Shares issued in reinvestment of distributions	260	97
Shares redeemed	(4,974)	(14,658)
Total A Shares	137,636	15,630
C Shares:
Shares sold	81,960	118,619
Shares issued in reinvestment of distributions	—	37
Shares redeemed	(6,654)	(13,970)
Total C Shares	75,306	104,686

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Small-Cap Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(311,901)	$(175,850)
Net realized gain on investment securities transactions	10,780,125	803,173
Net change in unrealized appreciation of investment securities	12,536,110	9,828,656
Net increase in net assets resulting from operations	23,004,334	10,455,979
Capital Transactions:
R6 Shares:
Proceeds from shares sold	314,363	11,001,395
Reinvestment of distributions	—	—
Amount paid for shares redeemed	(10,290,835)	(2,997,381)
Total R6 Shares	(9,976,472)	8,004,014
Institutional Shares:
Proceeds from shares sold	26,979,136	40,421,553
Reinvestment of distributions	—	—
Amount paid for shares redeemed	(7,453,988)	(16,458,746)
Total Institutional Shares	19,525,148	23,962,807
Investor Shares:
Proceeds from shares sold	1,548,818	660,756
Reinvestment of distributions	—	—
Amount paid for shares redeemed	(91,847)	(104,195)
Total Investor Shares	1,456,971	556,561
A Shares:
Proceeds from shares sold	433,215	71,619
Reinvestment of distributions	—	—
Amount paid for shares redeemed	(292,834)	(22,111)
Total A Shares	140,381	49,508
C Shares:
Proceeds from shares sold	528,020	26,693
Reinvestment of distributions	—	—
Amount paid for shares redeemed	—	(4,238)
Total C Shares	528,020	22,455
Net increase in net assets resulting from capital transactions	11,674,048	32,595,345
Total Increase in Net Assets	34,678,382	43,051,324

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Small-Cap Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Net Assets
Beginning of period	58,760,943	15,709,619
End of period	$93,439,325	$58,760,943
Share Transactions:
R6 Shares:
Shares sold	8,601	471,108
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(338,646)	(106,696)
Total R6 Shares	(330,045)	364,412
Institutional Shares:
Shares sold	785,514	1,695,260
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(201,442)	(714,112)
Total Institutional Shares	584,072	981,148
Investor Shares:
Shares sold	45,423	25,303
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(2,429)	(4,328)
Total Investor Shares	42,994	20,975
A Shares:
Shares sold	12,254	2,827
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(7,504)	(856)
Total A Shares	4,750	1,971
C Shares:
Shares sold	14,437	1,087
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	(159)
Total C Shares	14,437	928

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Mid-Cap Value Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$238,204	$211,367
Net realized gain (loss) on investment securities transactions	665,201	(1,445,831)
Net change in unrealized appreciation (depreciation) of investment securities	17,435,807	(1,908,454)
Net increase (decrease) in net assets resulting from operations	18,339,212	(3,142,918)
Distributions to Shareholders from Earnings:
R6 Shares	(156,052)	(32,868)
Institutional Shares	(50,922)	(157,384)
Investor Shares	(1,968)	(19,865)
Total distributions	(208,942)	(210,117)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	23,193,657	22,913,500
Reinvestment of distributions	156,052	32,868
Amount paid for shares redeemed	(93,006)	(1,644)
Total R6 Shares	23,256,703	22,944,724
Institutional Shares:
Proceeds from shares sold	2,105,747	7,031,672
Reinvestment of distributions	50,587	156,703
Amount paid for shares redeemed	(1,444,270)	(7,761,765)
Total Institutional Shares	712,064	(573,390)
Investor Shares:
Proceeds from shares sold	264,878	724,776
Reinvestment of distributions	1,903	19,865
Amount paid for shares redeemed	(81,126)	(1,160,530)
Total Investor Shares	185,655	(415,889)
Net increase in net assets resulting from capital transactions	24,154,422	21,955,445
Total Increase in Net Assets	42,284,692	18,602,410
Net Assets
Beginning of period	35,192,180	16,589,770
End of period	$77,476,872	$35,192,180

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Mid-Cap Value Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Share Transactions:
R6 Shares:
Shares sold	924,054	1,166,713
Shares issued in reinvestment of distributions	6,721	1,482
Shares redeemed	(4,808)	(74)
Total R6 Shares	925,967	1,168,121
Institutional Shares:
Shares sold	84,651	365,786
Shares issued in reinvestment of distributions	2,179	7,065
Shares redeemed	(62,488)	(437,943)
Total Institutional Shares	24,342	(65,092)
Investor Shares:
Shares sold	11,797	41,031
Shares issued in reinvestment of distributions	82	898
Shares redeemed	(3,478)	(65,093)
Total Investor Shares	8,401	(23,164)

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Unconstrained Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(6,465)	$36,747
Net realized gain (loss) on investment securities transactions	782,355	(250,617)
Net realized gain from in-kind redemptions (Note 2)	3,402,782	—
Net change in unrealized appreciation of investment securities	13,157,654	5,015,769
Net increase in net assets resulting from operations	17,336,326	4,801,899
Distributions to Shareholders from Earnings:
R6 Shares	(167,041)	(11,717)
Institutional Shares	(24,921)	(30,081)
Total distributions	(191,962)	(41,798)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	8,506,643	37,569,740
Reinvestment of distributions	167,041	11,717
Amount paid for shares redeemed	(8,291,878)	(739)
Total R6 Shares	381,806	37,580,718
Institutional Shares:
Proceeds from shares sold	1,165,913	4,319,130
Reinvestment of distributions	24,471	30,013
Amount paid for shares redeemed	(218,432)	(187,176)
Total Institutional Shares	971,952	4,161,967
Net increase in net assets resulting from capital transactions	1,353,758	41,742,685
Total Increase in Net Assets	18,498,122	46,502,786
Net Assets
Beginning of period	51,135,135	4,632,349
End of period	$69,633,257	$51,135,135
Share Transactions:
R6 Shares:
Shares sold	241,177	1,516,923
Shares issued in reinvestment of distributions	5,223	435
Shares redeemed	(231,558)	(33)
Total R6 Shares	14,842	1,517,325
Institutional Shares:
Shares sold	35,069	171,141
Shares issued in reinvestment of distributions	768	1,114
Shares redeemed	(6,738)	(7,001)
Total Institutional Shares	29,099	165,254

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Small–Mid Core Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$8,254	$15,404
Net realized gain (loss) on investment securities transactions	328,426	(89,568)
Net change in unrealized appreciation of investment securities	1,255,308	72,659
Net increase (decrease) in net assets resulting from operations	1,591,988	(1,505)
Distributions to Shareholders from Earnings:
Institutional Shares	(14,032)	(57,188)
Total distributions	(14,032)	(57,188)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	185,942	697,186
Reinvestment of distributions	14,032	57,188
Amount paid for shares redeemed	(874)	(87,253)
Total Institutional Shares	199,100	667,121
Net increase in net assets resulting from capital transactions	199,100	667,121
Total Increase in Net Assets	1,777,056	608,428
Net Assets
Beginning of period	3,102,479	2,494,051
End of period	$4,879,535	$3,102,479
Share Transactions:
Institutional Shares:
Shares sold	6,004	30,031
Shares issued in reinvestment of distributions	470	2,299
Shares redeemed	(35)	(4,894)
Total Institutional Shares	6,439	27,436

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Micro-Cap Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$5,500	$32,640
Net realized gain (loss) on investment securities transactions	1,462,026	(857,133)
Net change in unrealized appreciation of investment securities	4,173,927	463,442
Net increase (decrease) in net assets resulting from operations	5,641,453	(361,051)
Distributions to Shareholders from Earnings:
Institutional Shares	(32,418)	(145,976)
Total distributions	(32,418)	(145,976)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	1,767,569	3,345,527
Reinvestment of distributions	32,418	145,976
Amount paid for shares redeemed	(545,032)	(33,886)
Total Institutional Shares	1,254,955	3,457,617
Net increase in net assets resulting from capital transactions	1,254,955	3,457,617
Total Increase in Net Assets	6,863,990	2,950,590
Net Assets
Beginning of period	5,769,764	2,819,174
End of period	$12,633,754	$5,769,764
Share Transactions:
Institutional Shares:
Shares sold	62,179	190,105
Shares issued in reinvestment of distributions	1,238	6,596
Shares redeemed	(16,819)	(2,310)
Total Institutional Shares	46,598	194,391

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March 31,
	2021		For the Years Ended September 30,
	(Unaudited)		2020		2019	2018	2017	2016
Net asset value, beginning of period	$24.76		$25.39		$26.76	$24.25	$18.97	$18.84
Income from investment operations:
Net investment income(a)	0.13		0.11		0.17	0.18	0.18	0.25
Net realized and unrealized gain (loss) on investments	11.51		(0.61	) *	(1.40)	2.40	5.19	2.42
Total from investment operations	11.64		(0.50)		(1.23)	2.58	5.37	2.67
Less distributions to shareholders from:
Net investment income	(0.13)		(0.13)		(0.14)	(0.07)	(0.09)	(0.28)
Net realized gains	—		—		—	—	—	(2.26)
Total from distributions	(0.13)		(0.13)		(0.14)	(0.07)	(0.09)	(2.54)
Net asset value, end of period	$36.27		$24.76		$25.39	$26.76	$24.25	$18.97
Total Return(b)	47.11	% (c)	(2.02)%		(4.54)%	10.68%	28.35%	16.14%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,171,075		$610,476		$184,779	$55,160	$3,740	$3,174
Before waiver or recoupment:
Ratio of expenses to average net assets	0.65	% (d)	0.69%		0.72%	0.74%	1.30%	2.65%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.65	% (d)	0.69%		0.72%	0.76%	0.75%	0.64%
Ratio of net investment income to average net assets	0.82	% (d)	0.47%		0.69%	0.71%	0.81%	1.33%
Portfolio turnover (e)	19	% (c)	54%		38%	35%	26%	194%

*	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March 31,
	2021		For the Years Ended September 30,
	(Unaudited)		2020		2019	2018	2017	2016
Net asset value, beginning of period	$24.55		$25.18		$26.55	$24.07	$18.85	$18.77
Income from investment operations:
Net investment income(a)	0.11		0.09		0.15	0.15	0.20	0.23
Net realized and unrealized gain (loss) on investments	11.42		(0.61	) *	(1.40)	2.39	5.11	2.38
Total from investment operations	11.53		(0.52)		(1.25)	2.54	5.31	2.61
Less distributions to shareholders from:
Net investment income	(0.10)		(0.11)		(0.12)	(0.06)	(0.09)	(0.27)
Net realized gains	—		—		—	—	—	(2.26)
Total from distributions	(0.10)		(0.11)		(0.12)	(0.06)	(0.09)	(2.53)
Net asset value, end of period	$35.98		$24.55		$25.18	$26.55	$24.07	$18.85
Total Return(b)	47.07	% (c)	(2.11)%		(4.65)%	10.59%	28.20%	15.86%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,291,631		$2,089,639		$1,620,327	$915,898	$172,238	$2,113
Before waiver or recoupment:
Ratio of expenses to average net assets	0.75	% (d)	0.79%		0.82%	0.84%	1.39%	2.75%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.75	% (d)	0.79%		0.82%	0.86%	0.85%	0.74%
Ratio of net investment income to average net assets	0.71	% (d)	0.36%		0.60%	0.59%	0.90%	1.70%
Portfolio turnover (e)	19	% (c)	54%		38%	35%	26%	194%

*	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March 31,
	2021		For the Years Ended September 30,
	(Unaudited)		2020		2019	2018	2017	2016
Net asset value, beginning of period	$24.39		$25.02		$26.36	$23.91	$18.75	$18.70
Income from investment operations:
Net investment income(a)	0.06		0.02		0.09	0.08	0.15	0.20
Net realized and unrealized gain (loss) on investments	11.35		(0.62	) *	(1.38)	2.39	5.09	2.38
Total from investment operations	11.41		(0.60)		(1.29)	2.47	5.24	2.58
Less distributions to shareholders from:
Net investment income	(0.03)		(0.03)		(0.05)	(0.02)	(0.08)	(0.27)
Net realized gains	—		—		—	—	—	(2.26)
Total from distributions	(0.03)		(0.03)		(0.05)	(0.02)	(0.08)	(2.53)
Net asset value, end of period	$35.77		$24.39		$25.02	$26.36	$23.91	$18.75
Total Return(b)	46.82	% (c)	(2.40)%		(4.89)%	10.35%	27.97%	15.74%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$221,558		$139,789		$124,550	$144,856	$56,500	$4,319
Before waiver or recoupment:
Ratio of expenses to average net assets	1.03	% (d)	1.08%		1.10%	1.13%	1.65%	2.90%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.03	% (d)	1.08%		1.10%	1.10%	1.00%	0.89%
Ratio of net investment income to average net assets	0.43	% (d)	0.07%		0.38%	0.32%	0.70%	1.32%
Portfolio turnover (e)	19	% (c)	54%		38%	35%	26%	194%

*	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the		For the
	March 31,		Year Ended		Period Ended
	2021		September 30,		September 30,
	(Unaudited)		2020		2019(a)
Net asset value, beginning of period	$24.38		$25.04		$20.99
Income from investment operations:
Net investment income(b)	0.08		0.01		0.07
Net realized and unrealized gain (loss) on investments	11.32		(0.58	) *	3.98
Total from investment operations	11.40		(0.57)		4.05
Less distributions to shareholders from:
Net investment income	(0.08)		(0.09)		—
Total from distributions	(0.08)		(0.09)		—
Net asset value, end of period	$35.70		$24.38		$25.04
Total Return (excludes sales charge)(c)	46.83	% (d)	(2.31)%		19.29	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,292		$941		$575
Before waiver or recoupment:
Ratio of expenses to average net assets	1.02	% (e)	1.13%		1.01	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.02	% (e)	1.13%		1.01	% (e)
Ratio of net investment income to average net assets	0.48	% (e)	0.05%		0.37	% (e)
Portfolio turnover (f)	19	% (d)	54%		38	% (d)

*	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the		For the
	March 31,		Year Ended		Period Ended
	2021		September 30,		September 30,
	(Unaudited)		2020		2019(a)
Net asset value, beginning of period	$24.16		$24.92		$20.99
Income from investment operations:
Net investment loss(b)	(0.03)		(0.12)		(0.09)
Net realized and unrealized gain (loss) on investments	11.26		(0.61	) *	4.02
Total from investment operations	11.23		(0.73)		3.93
Less distributions to shareholders from:
Net investment income	—		(0.03)		—
Total from distributions	—		(0.03)		—
Net asset value, end of period	$35.39		$24.16		$24.92
Total Return (excludes sales charge)(c)	46.48	% (d)	(2.95)%		18.72	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,041		$2,987		$472
Before waiver or recoupment:
Ratio of expenses to average net assets	1.64	% (e)	1.69%		1.72	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.64	% (e)	1.69%		1.72	% (e)
Ratio of net investment loss to average net assets	(0.19	)% (e)	(0.52)%		(0.46	)% (e)
Portfolio turnover (f)	19	% (d)	54%		38	% (d)

*	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended					For the
	March 31,		For the Years Ended			Period Ended
	2021		September 30,			September 30,
	(Unaudited)		2020	2019		2018(a)
Net asset value, beginning of period	$28.12		$21.73	$26.95		$20.00
Income from investment operations:
Net investment loss(b)	(0.13)		(0.14)	(0.10)		(0.11)
Net realized and unrealized gain (loss) on investments	10.90		6.53	(5.12)		7.06
Total from investment operations	10.77		6.39	(5.22)		6.95
Net asset value, end of period	$38.89		$28.12	$21.73		$26.95
Total Return(c)	38.30	% (d)	29.41%	(19.37)%		34.75	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,259		$13,083	$2,191		$2,993
Before waiver or recoupment:
Ratio of expenses to average net assets	1.08	% (e)	1.63%	2.19%		4.42	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	% (e)	0.90%	0.92	% (f)	0.90	% (e)
Ratio of net investment loss to average net assets	(0.74	)% (e)	(0.57)%	(0.45)%		(0.60	)% (e)
Portfolio turnover(g)	63	% (d)	128%	127%		71	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.02% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended					For the
	March 31,		For the Years Ended			Period Ended
	2021		September 30,			September 30,
	(Unaudited)		2020	2019		2018(a)
Net asset value, beginning of period	$28.06		$21.69	$26.93		$20.00
Income from investment operations:
Net investment loss(b)	(0.14)		(0.16)	(0.11)		(0.14)
Net realized and unrealized gain (loss) on investments	10.87		6.53	(5.13)		7.07
Total from investment operations	10.73		6.37	(5.24)		6.93
Net asset value, end of period	$38.79		$28.06	$21.69		$26.93
Total Return(c)	38.24	% (d)	29.37%	(19.46)%		34.65	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$84,595		$44,808	$13,359		$9,257
Before waiver or recoupment:
Ratio of expenses to average net assets	1.15	% (e)	1.71%	2.25%		4.55	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.99	% (e)	0.99%	1.00	% (f)	0.99	% (e)
Ratio of net investment loss to average net assets	(0.77	)% (e)	(0.65)%	(0.48)%		(0.70	)% (e)
Portfolio turnover(g)	63	% (d)	128%	127%		71	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.01% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended					For the
	March 31,		For the Years Ended			Period Ended
	2021		September 30,			September 30,
	(Unaudited)		2020	2019		2018(a)
Net asset value, beginning of period	$27.86		$21.60	$26.88		$20.00
Income from investment operations:
Net investment loss(b)	(0.18)		(0.22)	(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments	10.78		6.48	(5.09)		7.06
Total from investment operations	10.60		6.26	(5.28)		6.88
Net asset value, end of period	$38.46		$27.86	$21.60		$26.88
Total Return(c)	38.05	% (d)	28.98%	(19.64)%		34.40	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,732		$781	$153		$481
Before waiver or recoupment:
Ratio of expenses to average net assets	1.47	% (e)	1.98%	2.57%		4.77	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.25	% (e)	1.25%	1.27	% (f)	1.24	% (e)
Ratio of net investment loss to average net assets	(1.01	)% (e)	(0.87)%	(0.85)%		(0.92	)% (e)
Portfolio turnover(g)	63	% (d)	128%	127%		71	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.02% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
	(Unaudited)		2020	2019(a)
Net asset value, beginning of period	$27.83		$21.59	$19.59
Income from investment operations:
Net investment loss(b)	(0.19)		(0.24)	(0.13)
Net realized and unrealized gain on investments	10.77		6.48	2.13
Total from investment operations	10.58		6.24	2.00
Net asset value, end of period	$38.41		$27.83	$21.59
Total Return (excludes sales charge) (c)	38.02	% (d)	28.90%	10.21	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$266		$60	$4
Before waiver or recoupment:
Ratio of expenses to average net assets	1.37	% (e)	1.91%	2.15	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30	% (e)	1.30%	1.30	% (e)
Ratio of net investment loss to average net assets	(1.06	)% (e)	(0.95)%	(0.75	)% (e)
Portfolio turnover (f)	63	% (d)	128%	127	% (d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
	(Unaudited)		2020	2019(a)
Net asset value, beginning of period	$27.60		$21.51	$19.59
Income from investment operations:
Net investment loss(b)	(0.29)		(0.36)	(0.22)
Net realized and unrealized gain on investments	10.69		6.45	2.14
Total from investment operations	10.40		6.09	1.92
Net asset value, end of period	$38.00		$27.60	$21.51
Total Return (excludes sales charge) (c)	37.68	% (d)	28.31%	9.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$588		$28	$2
Before waiver or recoupment:
Ratio of expenses to average net assets	2.06	% (e)	2.62%	2.87	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80	% (e)	1.80%	1.80	% (e)
Ratio of net investment loss to average net assets	(1.55	)% (e)	(1.45)%	(1.27	)% (e)
Portfolio turnover (f)	63	% (d)	128%	127	% (d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended				For the
	March 31,		For the Years Ended		Period Ended
	2021		September 30,		September 30,
	(Unaudited)		2020	2019	2018(a)
Net asset value, beginning of period	$19.00		$21.49	$20.56	$20.00
Income from investment operations:
Net investment income(b)	0.11		0.27	0.20	0.13
Net realized and unrealized gain (loss) on investments	8.57		(2.47)	0.85	0.43
Total from investment operations	8.68		(2.20)	1.05	0.56
Less distributions to shareholders from:
Net investment income	(0.12)		(0.15)	(0.11)	—
Net realized gains	—		(0.14)	(0.01)	—
Total from distributions	(0.12)		(0.29)	(0.12)	—
Net asset value, end of period	$27.56		$19.00	$21.49	$20.56
Total Return(c)	45.82	% (d)	(10.42)%	5.23%	2.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$60,803		$24,324	$2,403	$2,361
Before waiver or recoupment:
Ratio of expenses to average net assets	0.98	% (e)	1.39%	1.72%	4.29	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.80	% (e)	0.80%	0.80%	0.80	% (e)
Ratio of net investment income to average net assets	0.91	% (e)	1.36%	0.98%	0.82	% (e)
Portfolio turnover (f)	9	% (d)	30%	12%	44	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended				For the
	March 31,		For the Years Ended		Period Ended
	2021		September 30,		September 30,
	(Unaudited)		2020	2019	2018(a)
Net asset value, beginning of period	$18.98		$21.47	$20.56	$20.00
Income from investment operations:
Net investment income(b)	0.10		0.21	0.18	0.14
Net realized and unrealized gain (loss) on investments	8.57		(2.43)	0.85	0.42
Total from investment operations	8.67		(2.22)	1.03	0.56
Less distributions to shareholders from:
Net investment income	(0.10)		(0.13)	(0.11)	—
Net realized gains	—		(0.14)	(0.01)	—
Total from distributions	(0.10)		(0.27)	(0.12)	—
Net asset value, end of period	$27.55		$18.98	$21.47	$20.56
Total Return(c)	45.78	% (d)	(10.51)%	5.09%	2.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$14,928		$9,826	$12,511	$10,621
Before waiver or recoupment:
Ratio of expenses to average net assets	1.09	% (e)	1.49%	1.81%	4.41	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	% (e)	0.90%	0.90%	0.89	% (e)
Ratio of net investment income to average net assets	0.82	% (e)	1.05%	0.90%	0.89	% (e)
Portfolio turnover (f)	9	% (d)	30%	12%	44	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended				For the
	March 31,		For the Years Ended		Period Ended
	2021		September 30,		September 30,
	(Unaudited)		2020	2019	2018(a)
Net asset value, beginning of period	$18.90		$21.39	$20.50	$20.00
Income from investment operations:
Net investment income(b)	0.07		0.15	0.14	0.10
Net realized and unrealized gain (loss) on investments	8.53		(2.41)	0.84	0.40
Total from investment operations	8.60		(2.26)	0.98	0.50
Less distributions to shareholders from:
Net investment income	(0.03)		(0.09)	(0.08)	—
Net realized gains	—		(0.14)	(0.01)	—
Total from distributions	(0.03)		(0.23)	(0.09)	—
Net asset value, end of period	$27.47		$18.90	$21.39	$20.50
Total Return(c)	45.55	% (d)	(10.72)%	4.84%	2.50	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,746		$1,043	$1,676	$344
Before waiver or recoupment:
Ratio of expenses to average net assets	1.38	% (e)	1.76%	2.10%	4.65	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.15	% (e)	1.15%	1.15%	1.14	% (e)
Ratio of net investment income to average net assets	0.58	% (e)	0.78%	0.70%	0.65	% (e)
Portfolio turnover (f)	9	% (d)	30%	12%	44	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Unconstrained Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
	(Unaudited)		2020	2019(a)
Net asset value, beginning of period	$27.47		$25.83	$20.00
Income from investment operations:
Net investment income (loss)(b)	—	(c)	0.04	0.07
Net realized and unrealized gain on investments	9.18		1.82	5.76
Total from investment operations	9.18		1.86	5.83
Less distributions to shareholders from:
Net investment income	(0.03)		(0.10)	—
Net realized gains	(0.08)		(0.12)	—
Total from distributions	(0.11)		(0.22)	—
Net asset value, end of period	$36.54		$27.47	$25.83
Total Return(d)	33.46	% (e)	7.22%	29.15	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$57,921		$43,131	$1,368
Before waiver or recoupment:
Ratio of expenses to average net assets	1.02	% (f)	1.67%	4.33	% (f)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	% (f)	0.90%	0.90	% (f)
Ratio of net investment income (loss) to average net assets	(0.01	)% (f)	0.15%	0.41	% (f)
Portfolio turnover(g)	16	% (e)	32%	10	% (e)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Rounds to less than $0.005 per share.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Unconstrained Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
	(Unaudited)		2020	2019(a)
Net asset value, beginning of period	$27.43		$25.81	$20.00
Income from investment operations:
Net investment income (loss)(b)	(0.02)		0.01	0.08
Net realized and unrealized gain on investments	9.18		1.81	5.73
Total from investment operations	9.16		1.82	5.81
Less distributions to shareholders from:
Net investment income	(0.01)		(0.08)	—
Net realized gains	(0.08)		(0.12)	—
Total from distributions	(0.09)		(0.20)	—
Net asset value, end of period	$36.50		$27.43	$25.81
Total Return(c)	33.42	% (d)	7.09%	29.05	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,713		$8,004	$3,265
Before waiver or recoupment:
Ratio of expenses to average net assets	1.11	% (e)	1.77%	4.39	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.99	% (e)	0.99%	0.99	% (e)
Ratio of net investment income (loss) to average net assets	(0.09	)% (e)	0.03%	0.42	% (e)
Portfolio turnover (f)	16	% (d)	32%	10	% (d)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
	(Unaudited)		2020	2019(a)
Net asset value, beginning of period	$23.59		$23.96	$20.00
Income from investment operations:
Net investment income(b)	0.06		0.13	0.13
Net realized and unrealized gain on investments	11.83		0.04 *	3.83
Total from investment operations	11.89		0.17	3.96
Less distributions to shareholders from:
Net investment income	(0.11)		(0.15)	—
Net realized gains	—		(0.39)	—
Total from distributions	(0.11)		(0.54)	—
Net asset value, end of period	$35.37		$23.59	$23.96
Total Return(c)	50.47	% (d)	0.63%	19.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,880		$3,102	$2,494
Before waiver or recoupment:
Ratio of expenses to average net assets	2.99	% (e)	4.09%	6.27	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.95	% (e)	0.95%	0.95	% (e)
Ratio of net investment income to average net assets	0.40	% (e)	0.59%	0.73	% (e)
Portfolio turnover	17	% (d)	35%	25	% (d)

*	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Micro-Cap Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
	(Unaudited)		2020	2019(a)
Net asset value, beginning of period	$17.79		$21.70	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.02		0.16	(0.20)
Net realized and unrealized gain (loss) on investments	16.35		(2.95)	1.90
Total from investment operations	16.37		(2.79)	1.70
Less distributions to shareholders from:
Net investment income	(0.10)		—	—
Net realized gains	—		(1.12)	—
Total from distributions	(0.10)		(1.12)	—
Net asset value, end of period	$34.06		$17.79	$21.70
Total Return(c)	92.17	% (d)	(13.88)%	8.50	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,634		$5,770	$2,819
Before waiver or recoupment:
Ratio of expenses to average net assets	2.51	% (e)	4.33%	5.28	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.62	% (e)	1.75%	1.75	% (e)
Ratio of net investment income (loss) to average net assets	0.12	% (e)	0.90%	(1.16	)% (e)
Portfolio turnover	50	% (d)	82%	42	% (d)

(a)	For the period December 28, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Micro-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Notes to the Financial Statements
March 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified (Unconstrained Equity Fund is non-diversified) series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “Fuller & Thaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Small Cap Equity Fund and Small Cap Growth Fund each currently offer five share classes: R6 Shares, Institutional Shares, Investor Shares, A Shares and C Shares. The Mid-Cap Value Fund currently offers three share classes: R6 Shares, Institutional Shares and Investor Shares. The Unconstrained Equity Fund currently offers two share classes: R6 Shares and Institutional Shares. The Small-Mid Core Equity Fund and Micro-Cap Equity Fund each currently offers one share class: Institutional Shares. A Shares have a maximum sales charge on purchases of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) on redemptions made within 12 months from the date of purchase and a CDSC of 0.50% on redemptions made more than 12 months but less than 18 months from the date of purchase. C Shares impose a 1.00% CDSC on redemptions made within 12 months from the date of purchase. A Shares and C Shares may be purchased without a sales charge under certain circumstances. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Small-Cap Equity Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Small-Cap Equity Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Small-Cap Equity Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Small-Cap Equity Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Small-Cap Equity Fund.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

In-Kind Redemptions – The Funds intend to redeem shares in cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Funds have the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of a Fund’s NAV in securities instead of cash, which is referred to as a “redemption in kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

During the six months ended March 31, 2021, shares redeemed for the Unconstrained Equity Fund’s R6 Shares included redemption in-kind transactions of 231,400 shares valued at $8,287,333, paid by redemption proceeds in portfolio securities of $7,795,759 and $491,574 in cash. The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Unconstrained Equity Fund has reclassified this amount against paid-in capital on the Statements of Assets and Liabilities. The Unconstrained Equity Fund realized gains of $3,402,782 on such transactions as recorded in the Statement of Operations. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Unconstrained Equity Fund’s net assets or NAV per share.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,593,126,080	$—	$—	$4,593,126,080
Money Market Funds	76,525,453	—	—	76,525,453
Total	$4,669,651,533	$—	$—	$4,669,651,533

Small-Cap Growth Fund
Common Stocks(a)	$89,457,378	$—	$—	$89,457,378

Mid-Cap Value Fund
Common Stocks(a)	$75,721,008	$—	$—	$75,721,008

Unconstrained Equity Fund
Common Stocks(a)	$67,897,940	$—	$—	$67,897,940

Small-Mid Core Equity Fund
Common Stocks(a)	$4,598,883	$—	$—	$4,598,883

Micro-Cap Equity Fund
Common Stocks(a)	$12,409,976	$—	$—	$12,409,976

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly as follows:

	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Small-Mid	Micro-Cap
	Equity	Growth	Value	Equity	Core Equity	Equity
	Fund	Fund	Fund	Fund	Fund	Fund
Investment Adviser fee rate	0.60%	0.85%	0.75%	0.85%	0.80%	1.45	%*
Investment Adviser fee earned	$11,160,082	$339,693	$201,438	$258,363	$16,287	$69,337
Fees waived by Adviser	$—	$(65,416)	$(49,377)	$(35,764)	$(41,600)	$(42,220)
Payable to /(Receivable from) Adviser	$2,316,741	$56,680	$40,163	$43,513	$(3,643)	$4,490

*	Prior to January 31, 2021, the investment adviser fee rate for the Micro-Cap Equity Fund was 1.50%.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Funds’ participation in an alternative liquidity program); (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Funds in any fiscal year) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2022 (“Expense Limitation Agreement”):

		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Small-Cap Equity Fund	0.80%	0.99%	1.25%	1.30%	1.80%
Small-Cap Growth Fund	0.90%	0.99%	1.25%	1.30%	1.80%
Mid-Cap Value Fund	0.80%	0.90%	1.15%
Unconstrained Equity Fund	0.90%	0.99%
Small-Mid Core Equity Fund		0.95%
Micro-Cap Equity Fund		1.45%*

*	Prior to January 31, 2021, the Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program); (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; (v) dividend expense on short sales: and (vi) indirect expenses such as acquired fund fees and expenses) did not exceed 1.75% for the Institutional Shares of the Micro-Cap Equity Fund.

During any fiscal year that the Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

As of March 31, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Small-Mid	Micro-Cap
	Equity	Growth	Value	Equity	Core Equity	Equity
Recoverable through	Fund	Fund	Fund	Fund	Fund	Fund
September 30, 2021	$30,316	$128,041	$129,738	$—	$—	$—
September 30, 2022	—	146,759	130,638	80,362	78,855	78,292
September 30, 2023	—	153,508	103,543	88,162	81,772	87,750
March 31, 2024	—	65,416	49,377	35,764	41,600	42,220
Total	$30,316	$493,724	$413,296	$204,288	$202,227	$208,262

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended March 31, 2021, fees incurred for administration, fund accounting, transfer agent and compliance services, and the amounts due to the Administrator at March 31, 2021 were as follows:

	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Small-Mid	Micro-Cap
	Equity	Growth	Value	Equity	Core Equity	Equity
	Fund	Fund	Fund	Fund	Fund	Fund
Administration	$399,059	$8,465	$5,613	$6,626	$4,060	$4,064
Fund accounting	132,673	2,814	1,863	2,204	1,350	1,352
Transfer agent	56,644	1,186	740	928	574	568
Compliance services	2,992	2,992	2,992	2,992	2,992	2,992
Payable to Administrator	99,044	2,464	2,134	2,082	1,474	1,478

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,000 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares and A Shares and 1.00% of the average daily net assets of each Fund’s C Shares in connection with the promotion and distribution of each Fund’s Investor Shares, A Shares and C Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the 12b-1 Plan, the 1.00% C Share 12b-1 fee includes a 0.25% service fee. Over time, 12b-1 fees will increase the cost an investment in a

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

Fund’s Investor, A, and C Shares and may cost more than paying other types of sales charges because these fees are paid out of the Fund’s Investor, A, and C Shares on an on-going basis. For the six months ended March 31, 2021, 12b-1 expenses incurred by the Funds were as follows:

	Small-Cap	Small-Cap	Mid-Cap
Distribution Fees	Equity Fund	Growth Fund	Value Fund
Investor Shares	$226,447	$2,473	$1,781
A Shares	3,877	259	—
C Shares	23,389	1,373	—
Payable for 12b-1 fees	91,613	1,970	423

During the six months ended March 31, 2021, the Distributor retained the following amounts in sales commissions from the sales of A Shares of the Funds:

Small-Cap Equity Fund	$2,489

During the six months ended March 31, 2021, the Distributor received the following amounts in contingent deferred sales charges related to redemptions of C Shares of the Funds:

Small-Cap Equity Fund	$25,209
Small-Cap Growth Fund	5,280

The Funds have adopted an Administrative Services Plan (the “Plan”) for Institutional Shares, Investor Shares, and A Shares of the Funds. The Plan allows the Funds to pay financial intermediaries that provide services relating to Institutional Shares, Investor Shares, and A Shares. The Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share, Investor Share and A Share shareholders. The Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its A Shares and up to 0.20% of each Fund’s average daily net assets attributable to its Institutional Shares or Investor Shares. Because these fees are paid respectively out of the assets of each Fund’s Institutional Shares, Investor Shares and A Shares on an ongoing basis, over time they will increase the cost of an investment in Institutional Shares, Investor Shares and A Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2021, purchases and sales of investment securities, other than short-term investments and in-kind transactions were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$1,277,673,387	$669,245,044
Small-Cap Growth Fund	56,914,865	47,581,541
Mid-Cap Value Fund	27,003,685	4,482,950
Unconstrained Equity Fund	9,670,155	1,689,284
Small-Mid Core Equity Fund	642,907	668,753
Micro-Cap Equity Fund	5,589,334	4,477,969

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2021.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, in-kind purchases and sales transactions were as follows:

	Purchases	Sales
Unconstrained Equity Fund	$—	$7,795,759

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Small-Cap	Small-Cap	Mid-Cap		Small-Mid	Micro-Cap
	Equity	Growth	Value	Unconstrained	Core Equity	Equity
	Fund	Fund	Fund	Equity Fund	Fund	Fund
Gross unrealized appreciation	$1,366,939,388	$24,257,042	$15,800,649	$18,858,798	$1,598,326	$4,782,257
Gross unrealized depreciation	(22,231,722)	(1,320,887)	(13,368)	(117,415)	(73,025)	(165,535)
Net unrealized appreciation/ (depreciation) on investments	$1,344,707,666	$22,936,155	$15,787,281	$18,741,383	$1,525,301	$4,616,722
Tax cost of investments	$3,324,943,867	$66,521,223	$59,933,727	$49,156,557	$3,073,582	$7,793,254

The tax character of distributions paid for the fiscal year ended September 30, 2020, the Funds’ most recent fiscal year end, was as follows:

	Small-Cap		Unconstrained	Small-Mid	Micro-Cap
	Equity	Mid-Cap	Equity	Core Equity	Equity
	Fund	Value Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$8,365,841	$111,422	$41,713	$57,119	$145,343
Long-term capital gains	—	98,695	85	69	633
Total distributions paid	$8,365,841	$210,117	$41,798	$57,188	$145,976

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

At September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Small-Mid	Micro-Cap
	Equity	Growth	Value	Equity	Core Equity	Equity
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$6,320,868	$—	$208,942	$30,848	$11,172	$32,418
Accumulated capital and other Losses	(54,876,546)	(173,734)	(798,473)	(200,901)	(76,756)	(768,108)
Unrealized appreciation/ (depreciation) on investments(a)	101,177,361	10,400,045	(1,648,526)	5,583,729	269,993	442,795
Total accumulated earnings/(deficit)	$52,621,683	$10,226,311	$(2,238,057)	$5,413,676	$204,409	$(292,895)

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses.

At September 30, 2020, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Small-Cap		Small-Cap		Mid-Cap
	Equity Fund		Growth Fund		Value Fund
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Non-Expiring	$54,876,546	$—	$27,880	$—	$544,174	$254,299

	Unconstrained		Small-Mid		Micro-Cap
	Equity Fund		Core Equity Fund		Equity Fund
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Non-Expiring	$200,901	$—	$24,011	$52,745	$646,086	$122,022

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of September 30, 2020, the Small-Cap Growth Fund had a Qualified Late Year Ordinary Loss in the amount of $145,854.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2021, Small-Cap Growth Fund had 33.77% its net assets invested in stocks within the Technology sector, Unconstrained Equity Fund had 25.60% in the Industrials sector, and Micro-Cap Equity Fund had 28.70% in the Consumer Discretionary sector.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the six months ended March 31, 2021, the Small-Cap Equity Fund utilized the Reflow liquidity program. Reflow purchased 598 shares of Small-Cap Equity Fund during the period. The resulting $40 in fees are included on the Statements of Operations under miscellaneous expense.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending	Expenses	Annualized
		Account Value	Account Value	Paid During	Expense
		October 1, 2020	March 31, 2021	Period(a)	Ratio
Small-Cap Equity Fund
R6 Shares	Actual	$1,000.00	$1,471.10	$3.99	0.65%

	Hypothetical(b)	$1,000.00	$1,021.70	$3.27	0.65%

Institutional Shares	Actual	$1,000.00	$1,470.70	$4.61	0.75%

	Hypothetical(b)	$1,000.00	$1,021.20	$3.77	0.75%

Investor Shares	Actual	$1,000.00	$1,468.20	$6.35	1.03%

	Hypothetical(b)	$1,000.00	$1,019.79	$5.19	1.03%

A Shares	Actual	$1,000.00	$1,468.30	$6.27	1.02%

	Hypothetical(b)	$1,000.00	$1,019.85	$5.13	1.02%

C Shares	Actual	$1,000.00	$1,464.80	$10.11	1.64%

	Hypothetical(b)	$1,000.00	$1,016.73	$8.27	1.64%
Small-Cap Growth Fund
R6 Shares	Actual	$1,000.00	$1,383.00	$5.35	0.90%

	Hypothetical(b)	$1,000.00	$1,020.44	$4.53	0.90%

Institutional Shares	Actual	$1,000.00	$1,382.40	$5.88	0.99%

	Hypothetical(b)	$1,000.00	$1,020.00	$4.99	0.99%

Investor Shares	Actual	$1,000.00	$1,380.50	$7.42	1.25%

	Hypothetical(b)	$1,000.00	$1,018.70	$6.29	1.25%

A Shares	Actual	$1,000.00	$1,380.20	$7.71	1.30%

	Hypothetical(b)	$1,000.00	$1,018.45	$6.54	1.30%

C Shares	Actual	$1,000.00	$1,376.80	$10.66	1.80%

	Hypothetical(b)	$1,000.00	$1,015.96	$9.04	1.80%

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending	Expenses	Annualized
		Account Value	Account Value	Paid During	Expense
		October 1, 2020	March 31, 2021	Period(a)	Ratio
Mid-Cap Value Fund
R6 Shares	Actual	$1,000.00	$1,458.20	$4.90	0.80%

	Hypothetical(b)	$1,000.00	$1,020.94	$4.03	0.80%

Institutional Shares	Actual	$1,000.00	$1,457.80	$5.52	0.90%

	Hypothetical(b)	$1,000.00	$1,020.44	$4.53	0.90%

Investor Shares	Actual	$1,000.00	$1,455.50	$7.04	1.15%

	Hypothetical(b)	$1,000.00	$1,019.20	$5.79	1.15%
Unconstrained Equity Fund
R6 Shares	Actual	$1,000.00	$1,334.60	$5.24	0.90%

	Hypothetical(b)	$1,000.00	$1,020.44	$4.53	0.90%

Institutional Shares	Actual	$1,000.00	$1,334.20	$5.76	0.99%

	Hypothetical(b)	$1,000.00	$1,020.00	$4.99	0.99%
Small-Mid Core Equity Fund
Institutional Shares	Actual	$1,000.00	$1,504.70	$5.93	0.95%

	Hypothetical(b)	$1,000.00	$1,020.19	$4.78	0.95%
Micro-Cap Equity Fund
Institutional Shares	Actual	$1,000.00	$1,921.70	$11.79	1.62%

	Hypothetical(b)	$1,000.00	$1,016.86	$8.14	1.62%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) conducted on December 9 and 10, 2020 (the “Meeting”), the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) as it relates to the Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund, and collectively referred to herein as, the “Fuller & Thaler Funds”), for an additional one-year term.

Prior to the Meeting, the Trustees received and considered information from Fuller & Thaler and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement between the Trust and Fuller & Thaler, including, but not limited to: Fuller & Thaler’s combined responses to counsel’s due diligence letter and Fuller

& Thaler’s supplemental responses to counsel’s supplemental requests, each requesting information relevant to the approval of the Investment Advisory Agreement; the Expense Limitation Agreement in effect whereby Fuller & Thaler has contractually committed to reduce its management fees and, if necessary, reimburse each Fuller & Thaler Fund’s operating expenses through January 31, 2022, as specified in the Expense Limitation Agreement; benchmark performance comparison data and peer group expense and performance data supplied by Broadridge for comparative purposes relative to each Fuller & Thaler Fund (the “Support Materials”).

The Trustees reviewed the Support Materials at various times with Fuller & Thaler, Trust management, and counsel to the Independent Trustees. Representatives of Fuller & Thaler met with the Trustees and provided additional relevant information, including but not limited to: the services it currently provides to the Fuller & Thaler Funds; Fuller & Thaler’s investment philosophy; Fuller & Thaler’s distribution and marketing efforts on behalf of the Fuller & Thaler Funds; the Adviser’s ownership structure and future plans with regard to its ownership structure; the firm’s financial statements, including information related to its profitability and balance sheets; historical and projected profitability of the Fuller & Thaler Funds, including Fuller & Thaler’s overhead allocation methodology; resources available to service the Fuller & Thaler Funds, including compliance resources; other benefits that Fuller & Thaler derived from its relationship with the Fuller & Thaler Funds; and Fuller & Thaler’s disaster recovery plan. In its considerations, the Board noted the completeness of the Support Materials that Fuller & Thaler had provided, as well as the discussions that had occurred with representatives of Fuller & Thaler at various times, including during the Meeting. This information, together with the information provided to and reviewed by the Board throughout the course of the year and since the inception of each of the Fuller & Thaler Funds, formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the continuation of the Investment Advisory Agreement, the Trustees reviewed the terms of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the approval of the Investment Advisory Agreement and describing each Trustee’s duty of care and duty of

Investment Advisory Agreement Approval (Unaudited)
(continued)

loyalty obligations to shareholders application and the section application of fiduciary duty standards imposed by Section 36(b) of the 1940 Act, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the Investment Advisory Agreement with respect to the Fuller & Thaler Funds, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Fuller & Thaler with respect to the Fuller & Thaler Funds; (2) the cost of the services provided and the profits realized by Fuller & Thaler from services rendered to the Trust with respect to the Fuller & Thaler Funds, both individually and collectively; (3) comparative fee and expense data for the Fuller & Thaler Funds and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for each Fund reflects such economies of scale for each Fund’s benefit; and (5) other financial benefits to Fuller & Thaler resulting from services that it renders to the Fuller & Thaler Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports from Fuller & Thaler for the Fuller & Thaler Funds since each Fund’s inception, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision about the approval of the renewal of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to their consideration and approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Fuller & Thaler’s ongoing services to the Fuller & Thaler Funds. The Trustees noted the inclusion of fee and performance comparisons of the Fuller & Thaler Funds to each Fund’s respective Morningstar peer group category and a custom peer group comparison created by Broadridge. Taking such information into account, including the Trustees’ discussion with representatives of Fuller & Thaler at the Meeting as well as the Board’s review of the Support Materials provided in connection with the approval of the continuation of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Fuller & Thaler with respect to each Fuller & Thaler Fund, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services Fuller & Thaler performs, the investment advisory fees that each Fuller & Thaler Fund pays and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of Investment Advisory Agreement for an additional one-year term are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Fuller & Thaler provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Fuller & Thaler effects on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of each Fund. The Trustees noted no changes to the services that Fuller &

Investment Advisory Agreement Approval (Unaudited)
(continued)

Thaler currently provides to the Fuller & Thaler Funds under the terms of the Investment Advisory Agreement. The Trustees considered Fuller & Thaler’s capitalization and its assets under management. The Trustees further considered the investment philosophy and experience of each Fund’s portfolio management team, including the firm’s expertise in behavioral finance and proprietary behavioral finance model, which is a key component of each Fund’s investment strategy. In addition, the Trustees noted the compliance services, marketing, distribution, and client relationship services that Fuller & Thaler provides on behalf of the Funds. The Trustees compared the performance of each of the Fuller & Thaler Funds performance to each Fund’s respective benchmark index, Morningstar peer group category and custom peer group created by Broadridge. It was noted that while the Board reviewed Morningstar peer group and benchmark performance data compared to all of the applicable share classes offered by each respective Fund, the comparison of each Fund’s Institutional Shares to the Fund’s respective benchmark index, Morningstar peer group category and custom peer group is discussed herein for consistency of presentation and because the Institutional Share Class represents the largest share class and has the longest performance history for each Fund. The Trustees considered that, for the periods indicated:

●	The Small-Cap Equity Fund outperformed its benchmark index, the Russell 2000, for the one-year, three-year and five-year, and since inception (09/08/2011) periods ended August 31, 2020. The Fund also outperformed the median performance of its Morningstar category, Small Blend, as well as the median performance of its custom Broadridge peer group, for the same time periods.

●	The Small-Cap Growth Fund outperformed its benchmark index, the Russell 2000 Growth, for the one-year and since inception (12/21/2017) periods ended August 31, 2022. The Fund also outperformed the median performance of its Morningstar category, Small Growth, and its custom Broadridge peer group for same time periods.

●	The Mid-Cap Value Fund underperformed its benchmark index, the Russell Mid-Cap Value for the one-year period ended August 31, 2020, but outperformed the benchmark for its since inception (12/21/2017) performance as of the same date. The Fund also matched or bettered the median performance of its Morningstar category, Mid-Cap Value, and its custom Broadridge peer group for same time periods.

●	For the one-year period ended August 31, 2020, the Unconstrained Equity Fund underperformed its benchmark index (the Russell 3000), as well as the median performance of its Morningstar category (Large Blend) and its custom Broadridge peer group. The Unconstrained Equity Fund also underperformed its benchmark index and the median performance of its Morningstar category since-inception (12/26/2018), but outperformed the median performance of its custom Broadridge peer group for the since inception period. The Board noted that the reported performance of the Unconstrained Equity Fund covers a relatively short time frame during which the markets were quite volatile, and further noted that some other funds in both its Morningstar category and its custom Broadridge peer group had lower performance during these time periods.

●	The Small-Mid Core Equity Fund underperformed its benchmark index, the Russell 2500, but outperformed the median performance of its Morningstar peer group (Mid-Cap Blend) and its custom Broadridge peer group for the one-year period ended August 31, 2020. The Small-Mid Core Equity Fund also underperformed its benchmark index and the median performance of

Investment Advisory Agreement Approval (Unaudited)
(continued)

its Morningstar category, but overperformed the median performance of its custom Broadridge peer group for the since-inception (12/28/2018) period. The Board noted that the reported performance of the Small-Mid Core Equity Fund is a relatively short time frame during which the markets were quite volatile, and that some other funds in both its Morningstar category and its custom Broadridge peer group had lower performance during these time periods.

●	The Micro-Cap Equity Fund underperformed its benchmark index (Russell Microcap) and the medians of its Morningstar category (Small Blend) and custom Broadridge peer group for the one-year and since inception (12/28/2018) periods ended August 31, 2020. However, the Board noted that the reported performance of the Micro-Cap Equity Fund is a relatively short time frame during which the markets were quite volatile, and that some other funds in both its Morningstar category and its custom Broadridge peer group had lower performance during these time periods.

Finally, the Trustees took notice of the significant growth of assets in the Fuller & Thaler Funds and the growth of the firm overall. Taking these factors into account, the Trustees concluded that they are satisfied with the nature, extent and quality of services that Fuller & Thaler currently provides to the Fuller & Thaler Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fuller & Thaler Funds pay to Fuller & Thaler under the Investment Advisory Agreement. The Trustees also considered Fuller & Thaler’s profitability from the services rendered to the Fuller & Thaler Funds. The Trustees further considered Fuller & Thaler’s commitment to contractually reduce its management fees and, if necessary, reimburse each Fuller & Thaler Fund’s operating expenses through January 31, 2022, as specified in the Expense Limitation Agreement presented in the Board Materials. Lastly, the Trustees noted that Fuller & Thaler subsidizes the costs of distribution services rendered to the Fuller & Thaler Funds in excess of amounts accrued and payable pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Comparative Fee and Expense Data. The Trustees noted that:

●	The Small-Cap Equity Fund’s contractual management fee of 0.60% was lower than the averages and medians of its Morningstar category (Small Blend) and custom Broadridge peer group. Further, the Small-Cap Equity Fund’s net and gross total expense ratios of 0.79% for its Institutional Class Shares (which are the same because this Fund’s annualized operating expense ratio is lower than the expense ratio cap in its operating expense limitation agreement) was lower than the average and median net and gross total expense ratios in its Morningstar category and custom Broadridge peer group.

●	The Small-Cap Growth Fund’s contractual management fee of 0.85% was higher than the averages and medians of its Morningstar category (Small Growth) and equal to the average and median contractual management fee for its custom Broadridge peer group. Further, the Small-Cap Growth Fund’s net total expense ratio of 0.99% for its Institutional Class Shares was equal to the median of its Morningstar category, and lower than the average of its Morningstar category and the average and median of its custom Broadridge peer group. The Small-Cap Growth Fund’s gross total expense ratio of 1.93% for its Institutional Class was higher than the averages and medians of its Morningstar category and custom Broadridge peer group, but the Board noted that shareholders were only impacted currently by the net expense ratio due

Investment Advisory Agreement Approval (Unaudited)
(continued)

to the adviser’s commitment to its expense limitation agreement. The Board also noted that the Small-Cap Growth Fund’s net assets were, in general, significantly lower than many of the funds to which it was compared.

●	The Mid-Cap Value Fund’s contractual management fee of 0.75% was higher than the average and median contractual management fee both its Morningstar category (Mid-Cap Value) and its custom Broadridge peer group category. Further, the Mid-Cap Value Fund’s net total expense ratio of 0.90% for its Institutional Class Shares was higher than the average and equal to the median net expense ratios of its custom Broadridge peer group category, and higher than the average and median net expense ratios of its Morningstar category. The Mid-Cap Value Fund’s gross total expense ratio of its Institutional Class Shares was higher than the average and median gross total expense ratios in both the Morningstar category and the same custom Broadridge peer group. The Board noted that the Mid-Cap Value Fund’s shareholders were only impacted currently by the net expense ratio due to the adviser’s commitment to its expense limitation agreement. The Board also noted that the Mid-Cap Value Fund’s net assets were, in general, significantly lower than many of the funds to which it was compared.

●	The Unconstrained Equity Fund’s contractual management fee of 0.85% was higher than the average and median contractual management fee of its Morningstar category (Large Blend), and higher than the average of its custom Broadridge peer group, but equal to the median of its custom peer group. Further, the Unconstrained Equity Fund’s net total expense ratio of 0.99% for its Institutional Class Shares was higher than the average and the median net total expense ratios of its Morningstar category, and lower than the average and equal to the median net total expense ratio for its custom Broadridge peer group. Finally, the Unconstrained Equity Fund’s gross total expense ratio of its Institutional Class Shares was higher than the average and median gross total expense ratios in the same custom peer group and Morningstar category. The Board noted that the Unconstrained Equity Fund’s shareholders were only impacted currently by the net expense ratio due to the adviser’s commitment to its expense limitation agreement. The Board also noted that the Unconstrained Equity Fund’s net assets were, in general, significantly lower than many of the funds to which it was compared.

●	The Small-Mid Core Equity Fund’s contractual management fee of 0.80% was higher than the average and median contractual management fee of its Morningstar category (Mid-Cap Blend), and lower than the average and equal to the median of its custom Broadridge peer group. Further, the Small-Mid Core Equity Fund’s net total expense ratio of its Institutional Class Shares was lower than the average and higher than the median net total expense ratio of its Morningstar category, and lower than the average and median net total expense ratio of its custom Broadridge peer group. The Small-Mid Core Equity Fund’s gross total expense ratio of its Institutional Class Shares was higher than the average and median gross total expense ratios in the same peer group and Morningstar category. The Board noted that the Small-Mid Core Equity Fund’s shareholders were only impacted currently by the net expense ratio due to the adviser’s commitment to its expense limitation agreement. The Board also noted that the Small-Mid Core Equity Fund’s net assets were, in general, significantly lower than many of the funds to which it was compared.

●	The Micro-Cap Equity Fund’s contractual management fee of 1.45% was higher than the average and median contractual management fee for its Morningstar category (Small Blend) and its custom Broadridge peer group. Further, the Micro-Cap Equity Fund’s net total expense

Investment Advisory Agreement Approval (Unaudited)
(continued)

ratio of 1.45% for its Institutional Class Shares was higher than the average and the median net total expense ratio for its Morningstar category and its custom Broadridge peer group. The Micro-Cap Equity Fund’s gross total expense ratio of its Institutional Class Shares was higher than the average and median gross total expense ratios in the same peer group and Morningstar category. The Board noted that the Micro-Cap Fund’s shareholders were only impacted currently by the net expense ratio due to the adviser’s commitment to its expense limitation agreement. However, the Board noted the distinct differences in the Micro-Cap Equity Fund’s strategy compared to other funds in its Morningstar category and peer group, the comparatively small net assets of the Fund in comparison to its category and peers, and that the management fee was not the highest in its Morningstar category.

The Trustees further considered the fees paid by Fuller & Thaler’s separately managed accounts and sub-advisory relationships to other accounts with similar investment objectives and strategies to that of each Fuller & Thaler Funds contemplated herein, noting the differences in the services provided to those accounts compared to the services provided to each Fuller & Thaler Fund. In particular, they also noted that Fuller & Thaler has additional responsibilities with respect to the Fuller & Thaler Funds, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to the other, the Trustees concluded that the advisory fee charged to the respective Fuller & Thaler Funds are each reasonable.

Economies of Scale. The Trustees considered whether the Fuller & Thaler Funds may benefit from any economies of scale. The Trustees noted that given the very low management fee of the Fuller & Thaler Small-Cap Equity Fund, fee breakpoints would not be appropriate at the current time. They additionally noted that while the Fund has realized some economies of scale with regard to certain fees and expenses that it bears, the Trustees did not find that any material economies currently exist with respect to the advisory services that Fuller & Thaler provides that would warrant the imposition of breakpoints. The Trustees also noted that it was not appropriate to implement fee breakpoints with regard to the management fees of the other Fuller & Thaler Funds. The Trustees considered that the other Fuller & Thaler Funds are newly organized and that an increase in assets would most likely not decrease the extent of advisory services that Fuller & Thaler would need to provide to the Funds at the present time. The Trustees concluded that the other Fuller & Thaler Funds are not likely to benefit from any economies of scale at this time.

Other Benefits. The Trustees considered the extent to which Fuller & Thaler utilizes soft dollar arrangements with respect to portfolio transactions, and noted that Fuller & Thaler does utilize soft dollar arrangements consistent with the Section 28(e) safe harbor in connection with the execution of client transactions. They also noted however, that affiliated brokers will not be utilized to execute the portfolio transactions of the Fuller & Thaler Funds. The Trustees concluded that, all things considered, Fuller & Thaler will not receive material additional financial benefits from services rendered to the Fuller & Thaler Funds.

FACTS	WHAT DO THE FULLER & THALER FUNDS (“FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 912-4562

Who we are
Who is providing this notice?	Fuller & Thaler Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes — information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fuller & Thaler Asset Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Fuller & Thaler Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fuller & Thaler Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 912-4562 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

David James

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and

President

Zachary P. Richmond, Chief Financial Officer

and Treasurer

Martin R. Dean, Chief Compliance Officer

INVESTMENT ADVISER

Fuller & Thaler Asset Management, Inc.

411 Borel Avenue, Suite 300

San Mateo, CA 94402

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fuller & Thaler-SAR-21

Alta Quality Growth Fund

Institutional Shares – AQLGX

Guardian Fundamental Global Equity Fund

Institutional Shares – GFGEX

Semi-Annual Report

March 31, 2021

Alta Capital Management, LLC
6440 South Wasatch Boulevard, Suite 260
Salt Lake City, Utah 84121
(800) 957-0681

Letter to Shareholders (Unaudited)
March 31, 2021

Dear Shareholder,

We hope this letter finds you well and in good spirits. Together we are continuing a fantastic journey through the COVID-19 pandemic cycle and watching the markets continue trending ever higher. As of March 31st, 2021, over 147 million COVID-19 vaccine doses had been administered in the United States, an impressive acceleration relative to the 2.8 million doses administered as of the end of 2020. Having experienced over 200,000 new COVID-19 cases per day in early January, the country is now experiencing only 70,000 per day. Even more important, daily deaths have decreased by four-fold over that time. There remains ample work and risk mitigation ahead, as well as notable uncertainties. Still, the vaccines’ seeming efficacy to-date and their efficient rollout have enabled an incremental opening of lives and economies. Any declaration of victory is premature, but spring seems to be bringing a potential thaw from the COVID-induced freeze.

The hope of a spring thaw is starting to show up in economic numbers as well. In March, payrolls surged by over 900,000, beating consensus estimates by nearly 40%. Likewise, the ISM Manufacturing Index, a gauge of sentiment among US goods producers, jumped to its highest level since 1983. Furthermore, ISM’s gauge of new orders jumped to its highest level since 2004 and the backlog index hit all-time highs. Demand is rising while COVID-related shutdowns pressure supply. Economic activity is accelerating to meet that demand.

Washington is simultaneously planning an 8-year, $2.3 trillion infrastructure bill designed to help modernize transportation infrastructure, manufacturing, and other parts of the economy. Meanwhile, the Federal Reserve reiterated its commitment to keeping monetary policy highly accommodative for the foreseeable future and permitting inflation to temporarily overshoot its 2% target as part of its recently adopted average inflation targeting framework.

Data points are lining up for a strong pendulum swing in economic activity. It is interesting to note that all of these positive trends are coming at a time when US household net worth is at all-time highs. The COVID-related shock to the economy in 2020 echoes in severity the dot com bust in 2000 and the financial crisis that began in 2007. It took four quarters for household net worth to recover to previous highs in 2000 and it took a full five years (20 quarters) to recover from the financial crisis of 2007. In 2020, swift fiscal and monetary actions helped cushion the economic impact of the pandemic and household net worth recovered in a single quarter. In fact, at the end of 2020, US household net worth stood 10% above pre-pandemic peaks. It took three years and six years for household net worth to recover to such levels after 2000 and 2007. US household balance sheets are in relatively good shape as the economy is set to accelerate. In this environment, it is not too surprising that some economists are calling for real GDP growth of 9% by the end of 2021.

The economic prosperity die is yet to be cast. Pandemic, geopolitical, and inflation risks still exist, as well as an expanding federal government balance sheet. The pandemic’s effects on unemployment will likely be felt beyond 2021. Apart from tracking progress against COVID-19, we remain concerned about inflation expectations in the near term. However,

1

Letter to Shareholders (Unaudited) (continued)

we currently believe the increase in inflation will be transitory, and long-term interest rates will likely settle in a still low range from a historical perspective. We believe equities remain attractive relative to bonds in such an environment, though we acknowledge that current valuations suggest stocks have already priced in some recovery.

We remain excited about the prospects of the companies in our portfolios. Competent management teams have positioned market-leading products for continued success over the next decade. Our investment priorities of strong returns on invested capital, robust free cash flow generation, and visible secular growth remain in place. While many things have changed since 2019, and some changes may be permanent, we are confident that these time-tested investment priorities will continue to be relevant in a post-COVID world.

Best regards,

Michael Tempest and Melanie Peche

Alta Capital Management, LLC

2

Investment Results (Unaudited)

Average Annual Total Returns(a) as of March 31, 2021

			Since Inception
	Six Months	One Year	(12/19/2018)
Alta Quality Growth Fund - Institutional Shares	17.52%	59.47%	25.17%
S&P 500® Index (b)	19.07%	56.35%	24.69%
Russell 1000® Growth Index (c)	12.44%	62.74%	32.91%

			Expense Ratios(d)
			Institutional
			Shares
Gross			1.30%
With Applicable Waivers			0.79%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Alta Quality Growth Fund (“Alta Growth Fund”) distributions or the redemption of Alta Growth Fund shares. Current performance of the Alta Growth Fund may be lower or higher than the performance quoted. The Alta Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Alta Growth Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Alta Growth Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Russell 1000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Alta Growth Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios are from the Alta Growth Fund’s prospectus dated January 28, 2021. Alta Capital Management, LLC, the Alta Growth Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Alta Growth Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Alta Growth Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.79% of the average daily net assets of the Alta Growth Fund through January 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. Additional information pertaining to the Alta Growth Fund’s expense ratios as of March 31, 2021, can be found in the financial highlights.

The Alta Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Alta Growth Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Alta Growth Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

3

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2021

			Since Inception
	Six Months	One Year	(12/19/2019)
Guardian Fundamental Global Equity Fund - Institutional Shares	13.20%	41.57%	15.60%
MSCI World Index (b)	19.57%	54.03%	17.21%

			Expense Ratios(c)
			Institutional
			Shares
Gross			1.82%
With Applicable Waivers			0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Guardian Fundamental Global Equity Fund (“Guardian Equity Fund”) distributions or the redemption of Guardian Equity Fund shares. Current performance of the Guardian Equity Fund may be lower or higher than the performance quoted. The Guardian Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Guardian Equity Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Guardian Equity Fund’s prospectus dated January 28, 2021. Alta Capital Management, LLC, the Guardian Equity Fund’s Adviser, has contractually agreed to waive its management fee and/ or reimburse expenses so that total annual operating expenses for the Guardian Equity Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Guardian Equity Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.99% of the average daily net assets of the Guardian Equity Fund through January 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. Additional information pertaining to the Guardian Equity Fund’s expense ratios as of March 31, 2021, can be found in the financial highlights.

The Guardian Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Guardian Equity Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Guardian Equity Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

4

Portfolio Illustration (Unaudited)

March 31, 2021

Alta Quality Growth Fund Sector Holdings as of March 31, 2021.*

*	As a percentage of net assets.

5

Portfolio Illustration (Unaudited) (continued)

March 31, 2021

Guardian Fundamental Global Equity Fund Sector Holdings as of March 31, 2021.*

*	As a percentage of net assets.

Availability of Portfolio Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

6

Alta Quality Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.02%
Communications — 28.02%
Alphabet, Inc., Class A(a)	1,480	$3,052,529
Booking Holdings, Inc.(a)	1,070	2,492,929
Facebook, Inc., Class A(a)	9,500	2,798,035
Match Group, Inc.(a)	7,200	989,136
Take-Two Interactive Software, Inc.(a)	8,550	1,510,785
Walt Disney Co. (The)	12,200	2,251,144
		13,094,558
Consumer Discretionary — 13.62%
Fortune Brands Home & Security, Inc.	9,700	929,454
Home Depot, Inc. (The)	6,000	1,831,500
IAA, Inc.(a)	16,000	882,240
TJX Cos., Inc. (The)	19,800	1,309,770
Ulta Beauty, Inc.(a)	4,575	1,414,453
		6,367,417
Consumer Staples — 2.11%
Dollar Tree, Inc.(a)	8,600	984,356

Financials — 3.71%
Markel Corp.(a)	1,520	1,732,222

Health Care — 11.29%
PerkinElmer, Inc.	9,200	1,180,268
STERIS PLC	7,250	1,380,980
Thermo Fisher Scientific, Inc.	3,200	1,460,416
Zoetis, Inc.	7,980	1,256,690
		5,278,354
Industrials — 4.98%
Amphenol Corp., Class A	21,400	1,411,758
Raytheon Technologies Corp.	11,850	915,650
		2,327,408
Materials — 1.89%
Sherwin-Williams Co. (The)	1,200	885,612

See accompanying notes which are an integral part of these financial statements.

7

Alta Quality Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Technology — 33.40%
Adobe Systems, Inc.(a)	2,700	$1,283,499
Apple, Inc.	23,280	2,843,652
Broadridge Financial Solutions, Inc.	8,200	1,255,420
Citrix Systems, Inc.	8,050	1,129,898
Fiserv, Inc.(a)	15,100	1,797,504
MasterCard, Inc., Class A	5,400	1,922,670
Microsoft Corp.	6,000	1,414,620
S&P Global, Inc.	3,225	1,138,006
Visa, Inc., Class A	6,875	1,455,644
Zebra Technologies Corp., Class A(a)	2,820	1,368,208
		15,609,121

Total Common Stocks/Investments — 99.02% (Cost $30,024,606)		46,279,048

Other Assets in Excess of Liabilities — 0.98%		456,934

NET ASSETS — 100.00%		$46,735,982

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

8

Guardian Fundamental Global Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.88%
Communications — 13.76%
Alphabet, Inc., Class A(a)	958	$1,975,894
Booking Holdings, Inc.(a)	732	1,705,443
		3,681,337
Consumer Discretionary — 8.99%
Nike, Inc., Class B	9,374	1,245,711
Yum China Holdings, Inc. (China)	19,553	1,157,733
		2,403,444
Consumer Staples — 14.41%
Colgate-Palmolive Co.	14,931	1,177,011
L’Oréal S.A. (France)	2,153	824,854
Nestle S.A. (Switzerland)	8,709	970,759
Reckitt Benckiser Group PLC (United Kingdom)	9,851	882,398
		3,855,022
Financials — 7.56%
CME Group, Inc.	9,905	2,022,898

Health Care — 21.63%
Coloplast A/S - Class B (Denmark)	2,317	348,384
EssilorLuxottica S.A. (France)	10,445	1,700,220
Illumina, Inc.(a)	3,222	1,237,441
Novo Nordisk A/S, Class B (Denmark)	17,374	1,177,037
UnitedHealth Group, Inc.	3,553	1,321,965
		5,785,047
Industrials — 10.54%
FANUC Corp. (Japan)	3,800	898,617
Intertek Group PLC (United Kingdom)	11,926	920,963
Keyence Corp. (Japan)	2,200	998,782
		2,818,362
Materials — 3.05%
Chr. Hansen Holding A/S (Denmark)	3,170	288,043
Novozymes A/S, Class B (Denmark)	8,255	528,736
		816,779
Technology — 17.94%
Accenture PLC, Class A (Ireland)	2,897	800,296
Automatic Data Processing, Inc.	4,281	806,840
MarketAxess Holdings, Inc.	1,306	650,284
MasterCard, Inc., Class A	4,575	1,628,928
Microsoft Corp.	2,067	487,337
Verisk Analytics, Inc.	2,403	424,586
		4,798,271

Total Common Stocks (Cost $22,030,259)		26,181,160

See accompanying notes which are an integral part of these financial statements.

9

Guardian Fundamental Global Equity Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 2.09%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.01%(b)	560,181	$560,181

Total Money Market Funds (Cost $560,181)		560,181

Total Investments — 99.97% (Cost $22,590,440)		26,741,341

Other Assets in Excess of Liabilities — 0.03%		7,399

NET ASSETS — 100.00%		$26,748,740

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

10

Alta Capital Funds
Statements of Assets and Liabilities
March 31, 2021 (Unaudited)

		Guardian
	Alta Quality	Fundamental Global
	Growth Fund	Equity Fund
Assets
Investments in securities at fair value (cost $30,024,606 and $22,590,440)	$46,279,048	$26,741,341
Cash and cash equivalents	481,986	—
Foreign currency at value ($— and $11,692)	—	11,696
Receivable for fund shares sold	2,450	7,304
Dividends and interest receivable	8,657	12,216
Tax reclaims receivable	—	15,383
Prepaid expenses	10,403	11,647
Total Assets	46,782,544	26,799,587
Liabilities
Payable for distributions to shareholders	—	10,442
Payable to Adviser	12,723	5,944
Payable to Administrator	15,566	14,294
Payable to auditors	8,103	8,103
Payable to trustees	478	442
Other accrued expenses	9,692	11,622
Total Liabilities	46,562	50,847
Net Assets	$46,735,982	$26,748,740
Net Assets consist of:
Paid-in capital	$30,559,205	$22,372,151
Accumulated earnings	16,176,777	4,376,589
Net Assets	$46,735,982	$26,748,740
Institutional Shares:
Net Assets	$46,735,982	$26,748,740
Shares outstanding (unlimited number of shares authorized, no par value)	2,882,642	2,228,112
Net asset value, offering and redemption price per share	$16.21	$12.01

See accompanying notes which are an integral part of these financial statements.

11

Alta Capital Funds
Statements of Operations
For the six months ended March 31, 2021 (Unaudited)

		Guardian
	Alta Quality	Fundamental Global
	Growth Fund	Equity Fund
Investment Income
Dividend income	$104,730	$143,493
Interest income	34	20
Total investment income	104,764	143,513
Expenses
Adviser	162,225	99,576
Administration	30,469	24,160
Registration	11,321	5,823
Legal	9,702	11,198
Audit and tax preparation	8,103	8,103
Trustee	7,978	7,978
Transfer agent	7,918	5,984
Compliance services	6,981	6,981
Report printing	4,386	2,900
Custodian	2,492	8,673
Pricing	402	865
Offering	—	3,076
Miscellaneous	11,775	10,430
Total expenses	263,752	195,747
Fees contractually waived by Adviser	(92,507)	(72,276)
Net operating expenses	171,245	123,471
Net investment income (loss)	(66,481)	20,042
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	585,005	475,783
Net realized loss on foreign currency translations	—	(7,788)
Net change in unrealized appreciation of investment securities	6,293,131	2,526,849
Net change in unrealized appreciation on foreign currency translations	—	182
Net realized and change in unrealized gain on investments	6,878,136	2,995,026
Net increase in net assets resulting from operations	$6,811,655	$3,015,068

See accompanying notes which are an integral part of these financial statements.

12

Alta Capital Funds
Statements of Changes in Net Assets

	Alta Quality Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(66,481)	$44,614
Net realized gain (loss) on investment securities transactions	585,005	(325,867)
Net change in unrealized appreciation of investment securities	6,293,131	5,244,278
Net increase in net assets resulting from operations	6,811,655	4,963,025
Distributions to Shareholders from:
Earnings	(22,183)	(840,020)
Total distributions	(22,183)	(840,020)
Capital Transactions - Institutional Shares
Proceeds from shares sold	1,825,330	7,483,844
Reinvestment of distributions	17,007	656,317
Amount paid for shares redeemed	(386,007)	(1,218,802)
Net increase in net assets resulting from capital transactions	1,456,330	6,921,359
Total Increase in Net Assets	8,245,802	11,044,364
Net Assets
Beginning of period	38,490,180	27,445,816
End of period	$46,735,982	$38,490,180
Share Transactions - Institutional Shares
Shares sold	117,891	650,857
Shares issued in reinvestment of distributions	1,096	50,139
Shares redeemed	(24,801)	(96,144)
Net increase in shares	94,186	604,852

See accompanying notes which are an integral part of these financial statements.

13

Alta Capital Funds
Statements of Changes in Net Assets (continued)

	Guardian Fundamental Global Equity Fund
	For the	For the
	Six Months Ended	Period Ended
	March 31, 2021	September 30,
	(Unaudited)	2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$20,042	$41,174
Net realized gain (loss) on investment securities transactions and foreign currency translations	467,995	(254,238)
Net change in unrealized appreciation of investment securities and foreign currency translations	2,527,031	1,624,081
Net increase in net assets resulting from operations	3,015,068	1,411,017
Distributions to Shareholders from:
Earnings	(24,329)	(35,805)
Total distributions	(24,329)	(35,805)
Capital Transactions - Institutional Shares
Proceeds from shares sold	881,560	21,459,478
Reinvestment of distributions	16,901	26,848
Amount paid for shares redeemed	(1,998)	—
Net increase in net assets resulting from capital transactions	896,463	21,486,326
Total Increase in Net Assets	3,887,202	22,861,538
Net Assets
Beginning of period	22,861,538	—
End of period	$26,748,740	$22,861,538
Share Transactions - Institutional Shares
Shares sold	74,483	2,149,684
Shares issued in reinvestment of distributions	1,438	2,689
Shares redeemed	(182)	—
Net increase in shares	75,739	2,152,373

(a)	For the period December 19, 2019 (commencement of operations) to September 30, 2020.

See accompanying notes which are an integral part of these financial statements.

14

Alta Quality Growth Fund – Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	March 31, 2021		September 30,	September 30,
	(Unaudited)		2020	2019(a)
Net asset value, beginning of period	$13.80		$12.57	$10.00
Investment operations:
Net investment income (loss)	(0.02)		0.02	0.04
Net realized and unrealized gain on investments	2.44		1.59	2.53
Total from investment operations	2.42		1.61	2.57
Distributions from:
Net investment income	(0.01)		(0.05)	—
Net realized gains	—		(0.33)	—
Total from distributions	(0.01)		(0.38)	—
Net asset value, end of period	$16.21		$13.80	$12.57
Total Return(b)	17.52	% (c)	12.92%	25.70	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$46,736		$38,490	$27,446
Before waiver or recoupment:
Ratio of expenses to average net assets	1.22	% (d)	1.30%	1.54	% (d)
After waiver or recoupment:
Ratio of expenses to average net assets	0.79	% (d)	0.79%	0.79	% (d)
Ratio of net investment income (loss) to average net assets	(0.31	)% (d)	0.14%	0.45	% (d)
Portfolio turnover rate	8	% (c)	26%	16	% (c)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Alta Quality Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

15

Guardian Fundamental Global Equity Fund – Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the		For the
	Six Months Ended		Period Ended
	March 31, 2021		September 30,
	(Unaudited)		2020(a)
Net asset value, beginning of period	$10.62		$10.00
Investment operations:
Net investment income	0.01		0.02
Net realized and unrealized gain on investments	1.39		0.62
Total from investment operations	1.40		0.64
Distributions from:
Net investment income	(0.01)		(0.02)
Total from distributions	(0.01)		(0.02)
Net asset value, end of period	$12.01		$10.62
Total Return(b)	13.20	% (c)	6.39	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$26,749		$22,862
Before waiver or recoupment:
Ratio of expenses to average net assets	1.57	% (d)	1.82	% (d)
After waiver or recoupment:
Ratio of expenses to average net assets	0.99	% (d)	0.99	% (d)
Ratio of net investment income to average net assets	0.16	% (d)	0.26	% (d)
Portfolio turnover rate	10	% (c)	10	% (c)

(a)	For the period December 19, 2019 (commencement of operations) to September 30, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Guardian Fundamental Global Equity Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

16

Alta Capital Funds
Notes to the Financial Statements
March 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

The Alta Quality Growth Fund (“Alta Growth Fund”) and Guardian Fundamental Global Equity Fund (“Guardian Equity Fund”) (each a “Fund” and, collectively the “Funds”) were organized as a diversified and non-diversified series, respectively, of Capitol Series Trust (the “Trust”). The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Alta Capital Management, LLC (the “Adviser”). As described in the Guardian Equity Fund’s prospectus, GuardCap Asset Management Limited, a U.K.-based affiliate of the Adviser, assists with the portfolio management of the Guardian Equity Fund through a “participating affiliate” arrangement. The investment objective of the Alta Growth Fund is to seek long-term growth of capital with lower than market volatility. The investment objective of the Guardian Equity Fund is to provide long-term capital appreciation.

Each Fund currently offers one class of shares, Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign

17

Alta Capital Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous two tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

18

Alta Capital Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

Dividends and Distributions – The Alta Growth Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. The Guardian Equity Fund intends to distribute its net investment income quarterly and its net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Organization and Offering Costs – The Adviser advanced some of the Guardian Equity Fund organization and initial offering costs and was subsequently reimbursed by the Guardian Equity Fund. Costs of $13,714 incurred in connection with the offering and initial registration of the Guardian Equity Fund were deferred and were amortized on a straight-line basis over the first twelve months after commencement of operations. As of March 31, 2021, there was $0 in unamortized offering costs remaining in the Guardian Equity Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

19

Alta Capital Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust,

20

Alta Capital Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

Alta Growth Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$46,279,048	$—	$—	$46,279,048
Total	$46,279,048	$—	$—	$46,279,048

Guardian Equity Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$26,181,160	$—	$—	$26,181,160
Money Market Funds	560,181	—	—	560,181
Total	$26,741,341	$—	$—	$26,741,341

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

21

Alta Capital Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreements (the “Agreements”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% and 0.80% of the average daily net assets of the Alta Growth Fund and the Guardian Equity Fund, respectively. For the six months ended March 31, 2021, the Adviser earned fees of $162,225 from the Alta Growth Fund and $99,576 from the Guardian Equity Fund. At March 31, 2021, the Alta Growth Fund and Guardian Equity Fund owed the Adviser $12,723 and $5,944, respectively, pursuant to the expense limitation agreement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.79% of the Alta Growth Fund’s and 0.99% of the Guardian Equity Fund’s average daily net assets through January 31, 2022 (“Expense Limitation”). During any fiscal year that the Agreements between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/ reimbursement occurred. This Expense Limitation agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time.

As of March 31, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

	Alta Growth	Guardian
Recoverable through	Fund	Equity Fund
September 30, 2022	$140,982	$—
September 30, 2023	163,191	131,996
March 31, 2024	92,507	72,276

In rendering investment advisory services to the Guardian Equity Fund, the Adviser will use the resources of GuardCap Asset Management Limited (U.K.) (“GuardCap”), a non-US affiliate of the Adviser that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the terms of a Participating Affiliate Memorandum of Understanding (“MOU”) between the Adviser and GuardCap, GuardCap is considered to be a “Participating Affiliate” of the Adviser, as that term is used in relief granted by the

22

Alta Capital Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

staff of the SEC allowing U.S.-registered advisers to use investment advisory and trading resources of unregistered advisory affiliates, subject to the regulatory supervision of the registered adviser. Under the same MOU, GuardCap and its employees who provide advisory and related services to the Guardian Equity Fund are considered to be “associated persons” of the Adviser, as that term is defined in the Advisers Act, for purposes of the Adviser’s required supervision.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended March 31, 2021, fees incurred for administration, fund accounting and transfer agent services, and the amounts due to the Administrator at March 31, 2021 were as follows:

	Alta Growth	Guardian
	Fund	Equity Fund
Administration/fund accounting	$30,469	$24,160
Transfer agent	7,918	5,984
Compliance services	6,981	6,981
Payable to Administrator	15,566	14,294

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,000 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

23

Alta Capital Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2021, purchases and sales of investment securities, other than short-term investments were as follows:

	Alta Growth	Guardian
	Fund	Equity Fund
Purchases	$4,499,274	$3,033,874
Sales	$3,267,715	$2,329,329

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2021.

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Alta Growth	Guardian
	Fund	Equity Fund
Gross unrealized appreciation	$16,269,576	$4,144,194
Gross unrealized depreciation	(15,134)	(11,361)
Net unrealized appreciation/(depreciation) on investments	$16,254,442	$4,132,833
Tax cost of investments	$30,024,606	$22,608,508

The tax character of distributions paid for the fiscal year ended September 30, 2020, the Funds’ most recent fiscal year end, was as follows:

	Alta Growth	Guardian
	Fund	Equity Fund
Distributions paid from:
Ordinary income	$840,020	$35,805
Total distributions paid	$840,020	$35,805

At September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Alta Growth	Guardian
	Fund	Equity Fund
Undistributed ordinary income	$22,182	13,885
Accumulated capital and other losses	(596,188)	(234,048)
Unrealized appreciation on investments(a)	9,961,311	1,606,013
Total accumulated earnings	$9,387,305	$1,385,850

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses.

24

Alta Capital Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

NOTE 7. SECTOR RISK

If the Alta Growth Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Alta Growth Fund than would be the case if the Alta Growth Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Alta Growth Fund and increase the volatility of the Alta Growth Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Alta Growth Fund’s portfolio will be adversely affected. As of March 31, 2021, the Alta Growth Fund had 28.02% and 33.40% of the value of its net assets invested in securities within the Communications and Technology sectors, respectively.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At March 31, 2021, Alexandria Bancorp Limited owned 70.9% and 89.9% of the Alta Growth Fund and the Guardian Equity Fund, respectively. As a result, Alexandria Bancorp Limited may be deemed to control the Funds.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

25

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

26

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending
		Account Value	Account Value	Expenses Paid	Annualized
		October 1,	March 31,	During	Expense
		2020	2021	Period(a)	Ratio
Alta Quality Growth Fund
Institutional Shares	Actual	$1,000.00	$1,175.20	$4.28	0.79%

	Hypothetical(b)	$1,000.00	$1,020.99	$3.98	0.79%

Guardian Fundamental Global Equity Fund
Institutional Shares	Actual	$1,000.00	$1,132.00	$5.26	0.99%

	Hypothetical(b)	$1,000.00	$1,020.00	$4.99	0.99%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 9 and 10, 2020, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation for an additional one-year period the Investment Advisory Agreement between the Trust and Alta Capital Management LLC (“Alta”) (the “Investment Advisory Agreement”) with respect to the Alta Quality Growth Fund (the “Fund”), a series of the Trust. With respect to the other series of the Trust that Alta advises, the Guardian Fundamental Global Equity Fund, the Board noted that it had approved Alta’s Investment Advisory Agreement for such series for an initial two-year term at a meeting held in December 2019, and that such agreement was therefore not yet subject to renewal.

Prior to the meeting, the Trustees received and considered information from Alta and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement between the Trust and Alta, including, but not limited to, Alta’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, the operating expense limitation agreement between the Trust and Alta (the “Expense Limitation Agreement”), and peer group expense and performance data provided by Broadridge for comparison purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Alta, Trust management, and with counsel to the Independent Trustees. The Trustees also noted the completeness of the Support Materials that Alta had provided, which included materials provided in response to both initial and supplemental due diligence requests. Representatives from Alta met with the Trustees and

27

Investment Advisory Agreement Approval
(Unaudited) (continued)

provided further information, including but not limited to information concerning the following: the services that Alta provided to the Fund and the management fees that the Fund paid for those services; the Adviser’s business strategy for the Fund; the ownership of the Adviser; Adviser resources available to service the Fund, including compliance resources other investment strategies managed by Alta; succession planning; and the profitability of the Fund to the Adviser. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Alta; (2) the cost of the services to be provided and the profits to be realized by Alta from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Alta resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Together with the Support Materials, and after having received and reviewed investment performance, compliance, operating, and distribution reports of the Fund on a quarterly basis for an extended time period, and noting additional discussions with representatives of Alta that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the continuation of the Alta Investment Advisory Agreement, which reflected their knowledge of Alta’s ongoing services to the Fund since the Fund’s inception. Based upon Alta’s presentation to the Board and the Support Materials considered in connection with the renewal of the Investment Advisory Agreement, as well as the information provided throughout the course of the year and since the Fund’s inception, the Board concluded that the overall arrangements between the Trust and Alta as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that

28

Investment Advisory Agreement Approval
(Unaudited) (continued)

Alta performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Alta provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) providing overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, including providing pre-trade portfolio compliance; (2) investing or overseeing the investment of the Fund’s assets consistent with its investment objective and investment policies; (3) directly managing the Fund’s assets and determining or overseeing the portfolio securities to be purchased, sold or otherwise disposed of, as well as the timing of such transactions; (4) voting or overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining or overseeing the maintenance of the required books and records for transactions effected by Alta on behalf of the Fund; (6) selecting or overseeing the selection of broker-dealers to execute orders on behalf of the Fund; (7) conducting in-house proprietary quantitative analysis and fundamental research; (8) providing client facing support to institutional clients and financial advisory partners; (9) providing compliance management and oversight; and (10) providing marketing support. The Trustees noted no changes to the services that Alta provides to the Fund under the terms of the Investment Advisory Agreement. The Trustees considered Alta’s assets under management and the capitalization of its parent company, Guardian Capital LP. The Trustees also discussed the ownership structure of Alta, which is 70% owned by Guardian Capital LP (which acquired Alta in 2017) and 30% owned by entities owned or controlled by legacy Alta employees. The Trustees also considered the investment philosophy and extensive investment industry experience of Alta’s portfolio management team, as well as Alta’s proprietary “Quality Growth” investment discipline which it utilizes to manage the Fund’s portfolio as well as other investment strategies that the firm manages. The Trustees also noted the Fund’s performance compared to its benchmark index, including the fact that the Fund had underperformed its benchmark index, the S&P 500, for the one-year period ended August 31, 2020, while outperforming the S&P 500 for the since inception period ended the same date. The Trustees also considered the Fund’s performance compared to its Morningstar peer group category and the Adviser’s custom Broadridge peer group category. The Trustees noted that the Fund underperformed both the median performance of its Morningstar category, US Large Growth Funds, and the median performance of its Broadridge peer group category for the one-year and since inception periods ended August 31, 2020. The Board considered and discussed the appropriateness of Broadridge’s custom peer group which was based on actively managed, institutional, single funds from the Morningstar US Large Growth Funds category with screens applied for funds with concentrated portfolios and assets under $200 million. Based upon the foregoing, the Trustees concluded that they are satisfied with the nature, extent and quality of services that Alta provides to the Fund under the Investment Advisory Agreement.

29

Investment Advisory Agreement Approval
(Unaudited) (continued)

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fund pays to Alta under the Investment Advisory Agreement, as well as Alta’s profitability from the services that it renders to the Fund, noting the said services were slightly profitable during the last fiscal year and were projected to be slightly profitable again in the current fiscal year. The Trustees considered that Alta has contractually agreed to reduce its management fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. The Trustees noted that Alta is receiving net advisory fees, but is not yet realizing its full advisory fee. The Trustees considered Alta’s profitability with respect to its advisory relationship with the Fund, and concluded that it is reasonable.

Comparative Fee and Expense Data. The Trustees noted that the Fund’s management fee of 0.75% was higher than the average and median gross contractual management fee reported for both its Morningstar category and the custom Broadridge peer group. The Trustees then noted that the Fund’s gross expense ratio of 1.35% was above the median and average gross expense ratios reported for the same Morningstar category but was below median and average gross expense ratios of the custom Broadridge peer group. The Trustees further noted that the Fund’s net expense ratio of 0.79% was equal to the average and slightly above the median net expense ratio of the Morningstar category and was below the median and average net expense ratios of the custom Broadridge peer group. They further considered the fees paid by Alta’s separately managed accounts and sub-advisory relationships with similar investment objectives and strategies to that of the Fund, noting the differences in the services provided to these accounts compared to the services provided to the Fund. In particular, they noted that Alta has additional responsibilities with respect to the Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Alta’s management fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale but did not find that any material economies exist at this time. The Trustees also noted Alta’s view that due to the Fund’s low net asset total and Alta’s current profitability with respect to the Fund, fee breakpoints are not necessary or appropriate at this time.

Other Benefits. The Trustees noted that Alta does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that all things considered, Alta does not receive material additional financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts for Alta. Based on the assurances and representations from Alta, the Trustees concluded that no conflict of interest currently exists that could adversely impact the Fund.

30

FACTS	WHAT DO THE ALTA CAPITAL FUNDS (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 957-0681

31

Who we are
Who is providing this notice?	Alta Capital Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do Alta Capital Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do Alta Capital Funds collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes — information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Alta Capital Management, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Alta Capital Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Alta Capital Funds do not jointly market.

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PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 957-0681 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

David James

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Martin R. Dean, Chief Compliance Officer

INVESTMENT ADVISER

Alta Capital Management, LLC

6440 South Wasatch Boulevard, Suite 260

Salt Lake City, Utah 84121

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Alta-SAR-21

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/7/2021

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	6/7/2021